UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Intermediate
Municipal Income Fund

September 30, 2008

1.807735.104

LIM-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,037
Series 2005 A2, 5% 6/1/12	1,500	1,528
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	2,125	2,248
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,204
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,312
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	3,956
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	1,714
5.5% 1/1/22	2,300	1,961
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,008
		20,968
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,051
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	510
5% 1/1/11	1,000	1,025
5% 1/1/12	1,200	1,230
Series 2008 D:
5.5% 1/1/38	6,300	5,585
6% 1/1/27	1,400	1,377
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,126
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (AMBAC Insured)	2,365	2,403
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,285
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (e)	1,280	1,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D: - continued
5.25% 7/1/11 (e)	$ 2,250	$ 2,301
5.5% 7/1/12 (e)	2,450	2,523
5.5% 7/1/13 (e)	1,005	1,034
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5.5% 7/1/19 (FGIC Insured)	1,090	1,113
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,799
5% 9/1/10	1,000	1,018
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,551
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,133
		31,314
California - 14.3%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,257
5.5% 5/1/15 (AMBAC Insured)	2,600	2,776
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	15,200	16,028
5% 7/1/15 (MBIA Insured)	5,690	6,000
5.25% 1/1/11	700	735
5.25% 7/1/12	1,210	1,290
5.25% 7/1/13	7,000	7,515
5.25% 7/1/13 (MBIA Insured)	10,300	11,058
5.25% 7/1/14	13,715	14,776
5.25% 7/1/14 (FGIC Insured)	9,700	10,450
Series 2008 A, 5% 7/1/09	5,000	5,101
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	88
5% 2/1/11	2,250	2,347
5% 10/1/13	1,550	1,643
5% 11/1/13	4,000	4,242
5% 3/1/15	3,000	3,149
5% 8/1/16	6,070	6,350
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,715
5% 3/1/26	2,200	2,061
5% 6/1/27 (AMBAC Insured)	1,800	1,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (MBIA Insured)	$ 1,900	$ 1,742
5% 8/1/33	4,300	3,917
5.125% 11/1/24	1,900	1,848
5.125% 2/1/26	1,200	1,158
5.25% 2/1/11	1,650	1,731
5.25% 3/1/12	2,210	2,339
5.25% 2/1/15	5,000	5,247
5.25% 2/1/16	8,500	8,852
5.25% 2/1/27 (MBIA Insured)	1,605	1,557
5.25% 2/1/28	3,400	3,288
5.25% 11/1/29	1,200	1,154
5.25% 2/1/33	6,100	5,810
5.25% 12/1/33	110	105
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,284
5.25% 4/1/34	30	29
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,168
5.25% 3/1/38	12,500	11,821
5.5% 3/1/11	8,500	8,976
5.5% 4/1/13	1,400	1,508
5.5% 4/1/13 (AMBAC Insured)	1,000	1,083
5.5% 8/1/29	13,900	13,797
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,418
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,050
5.5% 8/1/30	10,000	9,899
5.5% 11/1/33	21,355	21,040
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	2,976
Series 2008 L, 5.125% 7/1/22	3,800	3,616
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (d)	9,000	9,050
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	15,296	8,977
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	10,000	10,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (d)(e)	3,400	3,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 3,961
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,598
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,893
Series 2005 K, 5% 11/1/16	7,195	7,420
5% 11/1/14 (FGIC Insured)	5,000	5,270
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,065
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,289
(Kaiser Permanente Health Sys. Proj.) Series I, 3.45%, tender 5/1/11 (d)	4,000	3,998
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,416
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	7,037
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,813
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,105
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1999:
0% 1/15/27 (a)	1,000	842
5% 1/15/16 (MBIA Insured)	1,000	1,003
5.75% 1/15/40	1,600	1,427
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,585
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,236
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,196
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,423
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	$ 1,660	$ 1,693
5% 1/1/11 (FSA Insured) (e)	1,740	1,764
5% 1/1/12 (FSA Insured) (e)	1,835	1,854
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,750	1,896
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,228
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,087
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,506
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,836
Riverside County Trans. Commission Sales Tax Rev. 5%, tender 12/1/09 (d)	9,700	9,926
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,470
5.25% 10/1/10	1,620	1,681
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,404
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	4,300	4,203
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,178
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,934
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	1,965	1,820
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	10,600	10,691
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	679
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,203
5% 5/15/16 (MBIA Insured)	6,880	7,350
		406,431
Colorado - 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	$ 1,000	$ 1,034
5.25% 11/1/24 (MBIA Insured)	1,400	1,382
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,247
5% 11/15/14	1,165	1,188
Series F:
5% 11/15/13	1,285	1,316
5% 11/15/14	1,355	1,382
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,008
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	635
5% 7/1/12	675	656
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,840
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,254
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	6,020	6,150
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,167
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,053
5.75% 12/15/22 (FGIC Insured)	1,000	1,036
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	990
		32,694
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,035
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,039
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,305
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series B, 0% 6/1/12 (MBIA Insured)	$ 3,400	$ 2,946
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,335
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,224
4% 8/15/11 (FSA Insured)	1,050	1,071
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	7,587
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,515
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,811
		25,875
Florida - 7.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (f)	380	386
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	2,180	2,198
5.25% 7/1/20 (MBIA Insured)	1,000	1,001
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	15,000	15,463
5% 3/1/12 (MBIA Insured)	4,000	4,005
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,422
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,734
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,194
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13 (FGIC Insured)	19,705	20,697
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,782
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,632
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	663
Series 2008 A, 5.375% 7/1/28	3,375	3,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	$ 5,000	$ 5,134
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,486
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 1998, 5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,782
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,394
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,466
Series 2005 B, 5% 11/15/17	1,200	1,184
Series 2005 I, 5%, tender 11/16/09 (d)	5,000	5,058
Series 2006 G:
5% 11/15/12	1,000	1,026
5% 11/15/13	1,600	1,638
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,768
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	1,999
Jacksonville Sales Tax Rev.:
4% 10/1/10	2,985	3,039
4% 10/1/11	2,105	2,141
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	1,950
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,368
5% 11/15/14	2,485	2,520
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,014
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23 (AMBAC Insured)	3,655	3,419
5.25% 6/1/24 (AMBAC Insured)	3,850	3,594
5.25% 6/1/25 (AMBAC Insured)	4,050	3,763
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	557
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,282
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	$ 2,500	$ 2,448
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,428
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,285
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,803
5% 8/1/15 (AMBAC Insured)	5,990	6,182
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,277
5.25% 10/1/20 (FSA Insured)	5,000	5,058
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,573
5.75% 10/1/43	1,850	1,609
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,940
5% 11/1/14 (FSA Insured)	1,825	1,918
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,828
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,680
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,088
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	4,892
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	15,817
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,439
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,054
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,515
		200,061
Georgia - 2.2%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,625
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
Series F, 5.25% 1/1/13 (FSA Insured) (e)	$ 1,200	$ 1,224
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,548
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,463
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	2,913
Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,117
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,476
Series 2005 V:
6.6% 1/1/18 (f)	35	40
6.6% 1/1/18 (MBIA Insured)	1,550	1,761
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,803
5% 9/15/14	3,000	2,756
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,814
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (d)	9,000	8,985
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,755
5.25% 1/1/20	1,625	1,636
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	813
		63,831
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,900
Illinois - 9.2%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (FGIC Insured)	2,575	2,679
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	825
Series 1999 A, 0% 12/1/16 (FGIC Insured)	1,000	672
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,895
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,488
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	361
Series 2003 C, 5% 1/1/35 (MBIA Insured)	395	363
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	4,962
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	5,731
Series A:
5.25% 1/1/29 (FSA Insured)	190	188
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	985
5.25% 1/1/33 (MBIA Insured)	775	744
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,443
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,012
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,757
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,003
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,912
5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,223
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,372
Series A, 5% 1/1/12 (MBIA Insured)	1,100	1,141
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,796
5.5% 1/1/18 (FGIC Insured)	370	381
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,344
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,048
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,548
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,326
Series 2008, 5.25% 11/1/33 (FSA Insured)	4,500	4,231
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,053
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,399
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,064
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,095
5.25% 11/15/28 (MBIA Insured)	600	591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	$ 4,275	$ 3,795
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,890
0% 11/1/17	2,700	1,774
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.875%, tender 5/3/10 (d)(e)	3,500	3,480
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	3,255	3,211
5.5% 5/1/13 (FGIC Insured)	1,000	1,077
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,088
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,069
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,614
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,431
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,661
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,324
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,651
5.25% 10/1/14	2,290	2,319
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,240
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,067
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,361
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,250	3,188
5% 10/1/09	1,000	1,017
5% 10/1/10	1,235	1,277
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,850
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	$ 785	$ 814
5% 11/1/13 (MBIA Insured)	2,050	2,123
5% 11/1/14 (MBIA Insured)	2,250	2,324
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,042
5.375% 7/1/15 (MBIA Insured)	1,300	1,364
5.5% 8/1/10	1,400	1,472
5.5% 4/1/16 (FSA Insured)	1,000	1,051
5.5% 4/1/17 (MBIA Insured)	2,600	2,664
5.5% 2/1/18 (FGIC Insured)	1,000	1,037
5.6% 4/1/21 (MBIA Insured)	2,800	2,826
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,043
7% 5/15/22	5,000	5,070
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,624
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,006
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,657
Series W, 5% 6/15/13	3,430	3,434
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,456
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	34,006
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,020
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,661
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,712
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,663
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,552
0% 12/1/14 (FSA Insured)	5,180	3,998
0% 12/1/15 (FSA Insured)	3,810	2,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series D:
0% 12/1/09 (FSA Insured)	$ 3,480	$ 3,346
0% 12/1/10 (FSA Insured)	3,380	3,163
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,500
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	6,986
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,116
0% 6/15/16 (FGIC Insured)	2,050	1,429
0% 6/15/17 (FGIC Insured)	3,240	2,125
0% 6/15/20 (FGIC Insured)	1,400	743
5% 12/15/28 (MBIA Insured)	1,000	920
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,237
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,268
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,365
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,041
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,867
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	1,300	841
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	753
		260,121
Indiana - 3.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,050
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,222
5% 1/10/14 (FSA Insured)	1,180	1,259
5% 7/10/14 (FSA Insured)	1,215	1,300
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	$ 6,850	$ 4,257
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,077
5% 1/15/12 (MBIA Insured)	1,295	1,365
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,806
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,382
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,859
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,091
5.25% 7/15/16 (FSA Insured)	2,095	2,260
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	11,380	12,237
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,112
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Services, Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	3,744
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	14,450	14,407
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,801
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,023
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,984
0% 12/1/17 (AMBAC Insured)	1,470	945
0% 6/1/18 (AMBAC Insured)	1,740	1,078
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,117
Series 2004 I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,626
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,524
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,123
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	$ 2,210	$ 2,320
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	8,523
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,659
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,420
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,053
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,555
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,305
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,062
		95,141
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,155
Kansas - 0.3%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,255
5.25% 12/1/11 (MBIA Insured)	1,805	1,825
Series II, 5.5% 11/1/19	1,000	1,046
5.5% 11/1/20	1,000	1,041
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	1,973
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,481
		9,621
Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	$ 7,500	$ 7,085
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,294
		11,055
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,043
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,862
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,163
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,079
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,139
5% 12/1/29 (MBIA Insured)	2,000	1,721
5.25% 12/1/23 (MBIA Insured)	1,740	1,596
		14,603
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,903
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,012
5.25% 7/1/32 (AMBAC Insured)	2,080	1,993
		5,908
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,685
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,223
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	550	555
4% 7/1/10 (AMBAC Insured)	1,275	1,293
4% 7/1/11 (AMBAC Insured)	1,000	1,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
4% 7/1/09	$ 1,750	$ 1,766
4% 7/1/11	2,000	1,995
5% 7/1/12	1,000	1,022
5% 7/1/17	1,190	1,185
5% 7/1/18	2,500	2,475
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,250	2,207
		17,413
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.75% 7/1/18	260	269
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	729
5% 1/1/13	750	766
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,379
6.375% 8/1/15	2,460	2,574
6.375% 8/1/16	2,570	2,683
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	2,841
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,217
5.75% 6/15/13	3,000	3,158
Massachusetts Gen. Oblig.:
Series 2007 C:
5% 8/1/37 (AMBAC Insured)	15,800	15,013
5.25% 8/1/22 (FSA Insured)	3,300	3,358
5.25% 8/1/23 (FSA Insured)	1,600	1,618
5.25% 8/1/24 (FSA Insured)	4,000	4,033
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,120
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,893
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E2:
5% 7/1/10	$ 3,825	$ 3,888
5% 7/1/11	3,000	3,049
5% 7/1/12	2,075	2,103
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	922
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	880
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,327
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	7,970
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,280	3,330
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	25
		78,417
Michigan - 2.4%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,083
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,557
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,105
5% 9/30/12 (MBIA Insured)	1,500	1,587
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,341
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	3,700	3,735
2.47% 7/1/32 (FSA Insured) (d)	5,555	4,380
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	4,528
5.25% 7/1/14 (MBIA Insured)	2,600	2,747
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	5,933
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,385
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,930
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	$ 1,000	$ 1,052
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,700
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,009
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,022
5.5% 3/1/17	1,885	1,914
(McLaren Health Care Corp. Proj.):
Series A, 5% 6/1/19	8,000	7,655
5% 5/15/10	870	886
5% 5/15/11	1,100	1,119
5% 5/15/12	1,250	1,270
5% 5/15/13	1,500	1,514
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,197
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	1,973
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,242
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,105
		68,969
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,262
5.625% 12/1/22	575	545
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (e)	1,000	1,009
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,494
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,512
5.5% 7/1/18	1,400	1,399
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	400
5% 5/15/13	395	392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.): - continued
5% 5/15/14	$ 250	$ 246
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,445
		10,704
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,226
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,050
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,893
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,331
5% 8/15/13	1,500	1,519
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,306
		11,325
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,416
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,086
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,006
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,367
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,521
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,095
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,978
		21,960
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,222
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/25	3,510	3,459
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,402
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	987
Series 2008 E, 5% 7/1/11	5,000	5,221
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,271
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,078
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,012
5% 7/1/14	1,000	1,006
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,385
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,929
		22,291
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,408
3.5%, tender 2/1/09 (d)(e)	2,600	2,598
		5,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.9%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	$ 1,710	$ 1,680
Series B:
5% 2/15/13	2,210	2,185
5.25% 2/15/10	1,925	1,941
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,511
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	1,941
5.25% 3/1/15	3,000	3,177
5.25% 3/1/21	6,500	6,556
5.25% 3/1/21 (MBIA Insured)	1,200	1,218
5.25% 3/1/23	1,500	1,497
5.25% 3/1/24	5,550	5,532
5.25% 3/1/25	4,200	4,177
5.25% 3/1/26	4,700	4,679
Series 2005 P, 5.125% 9/1/28	1,100	1,067
Series 2008 Y:
5% 9/1/10	1,000	1,035
5% 9/1/11	1,000	1,046
5% 9/1/12	2,545	2,660
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,204
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,210
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,491
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	1,981
		52,788
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,389
New York - 13.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,123
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	$ 4,740	$ 5,084
5.75% 5/1/22 (FSA Insured)	2,240	2,338
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,131
5.75% 5/1/19 (FSA Insured)	5,590	5,977
5.75% 5/1/22 (FSA Insured)	8,525	8,976
5.75% 5/1/25 (FSA Insured)	1,715	1,802
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,679
5% 6/1/11	1,075	1,118
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,567
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,045
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,838
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,036
Series 2002 A1, 5.25% 11/1/14 (MBIA Insured)	600	626
Series 2002 C, 5.5% 8/1/13	2,000	2,121
Series 2003 J, 5.5% 6/1/19	2,315	2,365
Series 2005 F1, 5.25% 9/1/14	3,600	3,800
Series 2005 G, 5% 8/1/14	6,500	6,773
Series 2005 J, 5% 3/1/12	3,020	3,149
Series 2005 K, 5% 8/1/11	4,525	4,715
Series 2008 A1, 5.25% 8/15/21	11,000	10,928
Series 2008 E, 5% 8/1/13	11,760	12,282
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	3,917
5% 6/15/39	1,600	1,489
New York City Transitional Fin. Auth. Rev.:
Series 2007 C1, 5% 11/1/13	11,050	11,788
Series A:
5.5% 11/1/26 (b)	4,590	4,849
6% 11/1/28 (b)	40,925	43,827
Series B, 5.25% 2/1/29 (b)	3,800	3,960
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,604
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 3,400	$ 3,609
5.75% 7/1/13 (AMBAC Insured)	1,100	1,164
Series C, 7.5% 7/1/10	2,250	2,362
(Mental Health Services Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,247
5% 2/15/11	2,720	2,823
5% 2/15/12	6,855	7,170
5% 2/15/13	6,545	6,877
5% 8/15/13	7,390	7,794
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,454
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	821
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,840
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,066
Series 2008 A, 5.25% 11/15/36	8,800	8,107
Series 2008 B2, 5%, tender 11/15/12 (d)	9,600	9,983
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,228
5.25% 1/1/27 (FSA Insured)	5,000	4,988
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	2,997
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5% 4/1/13	3,420	3,617
5% 4/1/14	1,500	1,585
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,784
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,056
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	2,786
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,325	7,767
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.25% 6/1/21 (AMBAC Insured)	$ 2,200	$ 2,196
5.25% 6/1/22 (AMBAC Insured)	3,450	3,390
5.5% 6/1/14	4,780	4,829
5.5% 6/1/15	13,000	13,282
5.5% 6/1/16	20,000	20,380
5.5% 6/1/17	1,900	1,943
5.5% 6/1/19	1,000	1,023
Series C1:
5.5% 6/1/14	3,900	3,940
5.5% 6/1/15	4,900	5,006
5.5% 6/1/16	1,600	1,644
5.5% 6/1/17	7,950	8,131
5.5% 6/1/18	17,165	17,592
5.5% 6/1/19	4,700	4,810
5.5% 6/1/20	800	812
5.5% 6/1/22	600	600
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,008
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	5,900	6,414
		370,917
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,228
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	3,950
		5,178
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,650
5.25% 6/1/20 (AMBAC Insured)	1,520	1,539
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,342
5% 11/1/11 (FSA Insured)	1,200	1,249
5% 11/1/12 (FSA Insured)	1,300	1,355
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	$ 1,590	$ 1,642
5.75% 1/1/26	1,000	952
Series B:
6.125% 1/1/09	2,220	2,227
6.125% 1/1/09 (FGIC Insured)	10,000	10,030
Series C, 5.25% 1/1/10	2,630	2,652
Series D:
5.375% 1/1/10	3,360	3,393
6% 1/1/09	805	807
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,290	1,295
		31,603
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,907
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	990
5% 7/1/14	1,000	969
		5,866
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,715
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,525
6% 6/1/42	1,500	1,163
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,148
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,143
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,600	1,713
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 11/10/11 (d)	3,650	3,664
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	1,700	1,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38 (c)	$ 2,100	$ 1,860
5.5% 1/1/43 (c)	1,500	1,329
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,056
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	515
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,084
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
5% 12/1/11	1,220	1,247
5.75% 12/1/35	5,900	5,239
		27,120
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	895
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,089
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	7,924
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	1,600	1,647
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,230
5.5% 10/1/20 (FGIC Insured)	1,550	1,578
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B:
5% 8/15/12	1,500	1,547
5% 8/15/13	1,260	1,300
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,754
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,037
5% 12/15/14	850	879
		25,880
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	$ 720	$ 731
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,607
		2,338
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,590
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,240
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,423
Series B:
5% 6/15/11	1,800	1,855
5% 6/15/12	2,000	2,068
5% 6/15/13	2,000	2,069
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,357
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,329
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,404
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,678
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,091
5% 12/15/13	1,155	1,109
Series B, 5% 12/15/13	3,115	2,990
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	652
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	419
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	2,765
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,465
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	$ 1,390	$ 1,574
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,171
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,279
6.5% 11/1/16 (e)	1,100	1,129
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,286
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13 (FGIC Insured)	5,000	5,332
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,137
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,680
Series 2008 B1, 5.5% 6/1/33	8,500	8,124
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,767
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,787
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,038
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,549
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	656
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,181
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	1,779
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,228
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,702
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,503
Schuylkill County Indl. Dev. Auth. Rev. (Pine Grove Landfill, Inc. Proj.) Series 1995, 5.1%, tender 4/1/09, LOC BankBoston NA (d)(e)	3,800	3,807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,412
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	3,749
		100,206
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,757
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	4,959
		16,716
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,092
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	632
		2,724
South Carolina - 1.1%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,802
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,377
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,637
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,772
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,440
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	703
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	769
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,040
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.):
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,205
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	$ 3,000	$ 3,088
Series 2005 A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,398
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,177
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,390
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,668
		30,568
South Dakota - 0.2%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,084
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,200
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,440
		6,724
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,830
5% 12/15/11	3,270	3,111
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,099
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,285
6.25% 1/1/13 (MBIA Insured)	1,700	1,836
7.25% 1/1/10 (MBIA Insured)	8,000	8,405
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,817
5% 9/1/11 (MBIA Insured)	1,835	1,913
5% 9/1/13 (MBIA Insured)	2,010	2,103
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	8,432
		36,831
Texas - 14.0%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,300	1,269
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	$ 3,015	$ 3,121
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	615
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B:
6% 1/1/16	1,750	1,718
6% 1/1/18	1,000	962
6% 1/1/19	1,335	1,275
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,725
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,856
0% 11/15/12 (AMBAC Insured)	5,645	4,815
0% 5/15/17 (FGIC Insured)	1,900	1,234
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2006, 5% 11/15/10 (MBIA Insured)	1,735	1,811
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	1,952
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,067
5.25% 2/15/42	6,000	5,798
Bell County Gen. Oblig. 5.25% 2/15/19 (FSA Insured)	2,090	2,194
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	2,968
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	184
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,280
5.375% 5/1/16 (FSA Insured)	185	194
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,334
5.375% 5/1/17 (FSA Insured)	195	203
Birdville Independent School District:
0% 2/15/12	4,150	3,683
5% 2/15/10	1,200	1,240
Boerne Independent School District 5.25% 2/1/35	1,300	1,282
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,000
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,599
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Camino Real Reg'l. Mobility Auth.: - continued
5% 8/15/13	$ 9,575	$ 9,938
Clint Independent School District:
5% 8/15/21	1,310	1,301
5.5% 8/15/18	190	198
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	877
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,395
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,613
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,583
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,625
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	17,301
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,106
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,121
Del Valle Independent School District 5.5% 2/1/11	1,350	1,426
Denton Independent School District 5% 8/15/33	5,300	4,977
DeSoto Independent School District 0% 8/15/18	2,195	1,352
Fort Worth Independent School District 5% 2/15/12	1,500	1,583
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,096
Gainesville Independent School District 5.25% 2/15/36	1,035	1,006
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,033
5.5% 2/15/12	2,180	2,248
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,196
Harlandale Independent School District:
5.5% 8/15/35	15	15
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,458
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,008
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,246
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.) Series 2008 B:
5% 8/15/18	$ 1,000	$ 1,041
5.25% 8/15/47	6,840	6,251
(Toll Road Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	8,530	6,602
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,071
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,221
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	252
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,499
0% 8/15/10 (AMBAC Insured)	2,200	2,075
0% 8/15/15	2,000	1,489
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,426
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,525
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,426
0% 12/1/11 (AMBAC Insured)	8,250	7,384
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	953
0% 2/15/10	2,320	2,231
0% 2/15/16	1,250	903
Hurst Euless Bedford Independent School District 0% 8/15/12	5,105	4,435
Irving Independent School District Series A, 0% 2/15/16	1,035	742
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	674
Series 1996 A, 0% 8/15/12	1,590	1,381
Kermit Independent School District 5.25% 2/15/32	2,400	2,343
Klein Independent School District Series A:
5% 8/1/13	1,455	1,552
5% 8/1/14	5,110	5,461
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,265
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,304
Lower Colorado River Auth. Rev. 5.75% 5/15/37	2,600	2,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	$ 2,405	$ 2,422
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,022
Manor Independent School District 5.25% 8/1/34	2,000	1,958
Mansfield Independent School District:
5.5% 2/15/13	230	242
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,427
5.5% 2/15/14	330	346
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,068
5.5% 2/15/15	25	26
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,673
5.5% 2/15/18	145	150
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	907
5.5% 2/15/19	370	380
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,291
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	7,000	7,035
Mesquite Independent School District 5.375% 8/15/11	430	431
Midway Independent School District 0% 8/15/19	1,400	799
Montgomery County Gen. Oblig.:
Series A:
5.625% 3/1/19 (FSA Insured)	520	538
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,760
5.25% 3/1/20 (FSA Insured)	1,405	1,454
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,081
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	930
5.5% 8/15/26 (FGIC Insured)	1,225	1,211
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,203
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,758
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	2,996
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.: - continued
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	$ 1,100	$ 1,157
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,181
Northside Independent School District:
Series A:
5.25% 2/15/17	725	752
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,402
5.5% 2/15/13	1,090	1,145
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,294
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	562
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,068
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,057
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	529
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,562
Prosper Independent School District:
5.125% 8/15/30	1,400	1,347
5.375% 8/15/33	7,340	7,352
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,272
Rockdale Independent School District 5.25% 2/15/37	2,020	1,959
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,098
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,441
5.625% 2/15/11	3,865	4,102
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,074
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,615
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District: - continued
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	$ 1,050	$ 1,132
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,137
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,637
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,650
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,447
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,854
5.25% 2/1/14 (MBIA Insured)	1,835	1,962
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	666
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	3,966
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,312
South San Antonio Independent School District 5% 8/15/35	1,050	984
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,122
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,111
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,728
5.375% 2/1/18	480	495
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	997
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,841
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,005
5.375% 8/1/10 (e)	1,915	1,991
0% 10/1/13	8,900	7,317
5% 10/1/12	3,500	3,722
5% 4/1/13	1,000	1,064
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	5,613
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,030
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	$ 2,000	$ 2,115
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,140
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,717
Series B, 5.625% 7/15/21	2,010	2,044
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,302
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,109
Waller Independent School District:
5.5% 2/15/26	3,220	3,291
5.5% 2/15/33	4,160	4,205
5.5% 2/15/37	4,820	4,869
Waxahachie Independent School District:
0% 8/15/14	1,460	1,150
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,333
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,759
White Settlement Independent School District 5.75% 8/15/34	1,250	1,265
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District 0% 8/15/20	1,000	534
Ysleta Independent School District 0% 8/15/11	1,100	1,001
		397,427
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,304
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,846
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,586
		11,736
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,237
6.125% 12/1/27 (AMBAC Insured)	2,800	2,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	$ 1,000	$ 1,049
5% 12/1/14 (FSA Insured)	1,200	1,258
5% 12/1/15 (FSA Insured)	1,000	1,043
		7,299
Virginia - 0.3%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,782
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,114
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5.5%, tender 10/1/11 (d)	5,000	5,000
		9,896
Washington - 3.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,434
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,267
0% 6/1/17 (MBIA Insured)	2,800	1,810
0% 6/1/24 (MBIA Insured)	1,525	586
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,012
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,342
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,683
5.25% 1/1/11 (FSA Insured)	1,715	1,804
5% 1/1/10 (MBIA Insured)	2,000	2,045
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,659
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	476
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17 (MBIA Insured)	4,000	4,235
Series 2006 A, 5% 7/1/13	5,000	5,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	$ 145	$ 148
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,023
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,264
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,016
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,185
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,325
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	868
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,055
5.75% 12/1/20 (MBIA Insured)	1,000	1,037
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,743
0% 12/1/12 (FGIC Insured)	6,830	5,828
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,748
Series 2001 C:
5.25% 1/1/16	3,000	3,093
5.25% 1/1/26 (FSA Insured)	11,200	11,296
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,961
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,210
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,061
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,036
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,206
0% 7/1/10	2,250	2,138
0% 7/1/12 (MBIA Insured)	4,000	3,465
		108,348
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	767
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	$ 1,500	$ 1,566
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,291
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	2,946
		6,570
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,905	1,922
6.375% 6/1/32	1,300	1,230
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	62
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,028
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,062
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	846
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,905
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,090
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,090
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,757
Series 2003 A, 5.5% 8/15/14	1,775	1,776
Series 2006 A, 5% 8/15/12	4,795	4,765
		18,533
TOTAL MUNICIPAL BONDS (Cost $2,767,043)		2,715,187
Municipal Notes - 3.8%
	Principal Amount (000s)	Value (000s)
Florida - 1.5%
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 2007 A2, 4.75% (FSA Insured), VRDN (d)	$ 23,000	$ 23,000
Series 2008 D, 5.5%, LOC SunTrust Banks, Inc., VRDN (d)	20,000	20,000
		43,000
New York - 1.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 BB2, 9%, LOC Landesbank Hessen-Thuringen, VRDN (d)	35,000	35,000
Tennessee - 1.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2008, 4.5%, LOC Bank of America NA, VRDN (d)	29,490	29,490
TOTAL MUNICIPAL NOTES (Cost $107,490)		107,490
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,874,533)		2,822,677
NET OTHER ASSETS - 0.6%		16,444
NET ASSETS - 100%		$ 2,839,121
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,822,677	$ -	$ 2,822,677	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,874,351,000. Net unrealized depreciation aggregated $51,674,000, of which $22,161,000 related to appreciated investment securities and $73,835,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2008

1.837322.102

ALIM-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. (Ascension Health Subordinate Cr. Group Proj.):
Series 2005 A1, 5% 6/1/12	$ 2,000	$ 2,037
Series 2005 A2, 5% 6/1/12	1,500	1,528
Auburn Univ. Gen. Fee Rev. Series A, 5.5% 6/1/12 (MBIA Insured)	2,125	2,248
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	1,200	1,204
Health Care Auth. for Baptist Health Series 2006 D, 5% 11/15/10	1,295	1,312
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (e)	3,865	3,956
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	1,714
5.5% 1/1/22	2,300	1,961
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,008
		20,968
Alaska - 0.1%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (Pre-Refunded to 7/1/10 @ 100) (e)(f)	2,935	3,051
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A:
5% 1/1/10	500	510
5% 1/1/11	1,000	1,025
5% 1/1/12	1,200	1,230
Series 2008 D:
5.5% 1/1/38	6,300	5,585
6% 1/1/27	1,400	1,377
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,100	1,126
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (AMBAC Insured)	2,365	2,403
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	2,600	2,285
Phoenix Civic Impt. Board Arpt. Rev. Series D:
5% 7/1/10 (e)	1,280	1,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Board Arpt. Rev. Series D: - continued
5.25% 7/1/11 (e)	$ 2,250	$ 2,301
5.5% 7/1/12 (e)	2,450	2,523
5.5% 7/1/13 (e)	1,005	1,034
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5.5% 7/1/19 (FGIC Insured)	1,090	1,113
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A:
5% 9/1/09	3,740	3,799
5% 9/1/10	1,000	1,018
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,551
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,133
		31,314
California - 14.3%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.25% 5/1/12 (MBIA Insured)	4,000	4,257
5.5% 5/1/15 (AMBAC Insured)	2,600	2,776
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	15,200	16,028
5% 7/1/15 (MBIA Insured)	5,690	6,000
5.25% 1/1/11	700	735
5.25% 7/1/12	1,210	1,290
5.25% 7/1/13	7,000	7,515
5.25% 7/1/13 (MBIA Insured)	10,300	11,058
5.25% 7/1/14	13,715	14,776
5.25% 7/1/14 (FGIC Insured)	9,700	10,450
Series 2008 A, 5% 7/1/09	5,000	5,101
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	85	88
5% 2/1/11	2,250	2,347
5% 10/1/13	1,550	1,643
5% 11/1/13	4,000	4,242
5% 3/1/15	3,000	3,149
5% 8/1/16	6,070	6,350
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,715
5% 3/1/26	2,200	2,061
5% 6/1/27 (AMBAC Insured)	1,800	1,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (MBIA Insured)	$ 1,900	$ 1,742
5% 8/1/33	4,300	3,917
5.125% 11/1/24	1,900	1,848
5.125% 2/1/26	1,200	1,158
5.25% 2/1/11	1,650	1,731
5.25% 3/1/12	2,210	2,339
5.25% 2/1/15	5,000	5,247
5.25% 2/1/16	8,500	8,852
5.25% 2/1/27 (MBIA Insured)	1,605	1,557
5.25% 2/1/28	3,400	3,288
5.25% 11/1/29	1,200	1,154
5.25% 2/1/33	6,100	5,810
5.25% 12/1/33	110	105
5.25% 12/1/33 (Pre-Refunded to 6/1/14 @ 100) (f)	6,645	7,284
5.25% 4/1/34	30	29
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (f)	6,570	7,168
5.25% 3/1/38	12,500	11,821
5.5% 3/1/11	8,500	8,976
5.5% 4/1/13	1,400	1,508
5.5% 4/1/13 (AMBAC Insured)	1,000	1,083
5.5% 8/1/29	13,900	13,797
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	1,285	1,418
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (f)	10,015	11,050
5.5% 8/1/30	10,000	9,899
5.5% 11/1/33	21,355	21,040
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (d)	3,000	2,976
Series 2008 L, 5.125% 7/1/22	3,800	3,616
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (d)	9,000	9,050
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	15,296	8,977
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	10,000	10,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (d)(e)	3,400	3,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 4,300	$ 3,961
(California State Univ. Proj.) Series A, 5% 10/1/14 (FGIC Insured)	3,405	3,598
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	5,610	5,893
Series 2005 K, 5% 11/1/16	7,195	7,420
5% 11/1/14 (FGIC Insured)	5,000	5,270
California State Univ. Rev. 5% 11/1/14 (FSA Insured)	1,000	1,065
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,300	1,289
(Kaiser Permanente Health Sys. Proj.) Series I, 3.45%, tender 5/1/11 (d)	4,000	3,998
Commerce Refuse to Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured)	2,290	2,416
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (MBIA Insured)	7,770	7,037
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	1,813
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,105
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1999:
0% 1/15/27 (a)	1,000	842
5% 1/15/16 (MBIA Insured)	1,000	1,003
5.75% 1/15/40	1,600	1,427
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,585
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	2,000	2,236
Series B, 5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	3,000	3,196
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) 5% 9/1/18 (AMBAC Insured)	1,425	1,423
Los Angeles Dept. Arpt. Rev. Series A, 5.25% 5/15/19 (FGIC Insured)	2,500	2,553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (LAXFUEL Corp. Proj.):
5% 1/1/10 (FSA Insured) (e)	$ 1,660	$ 1,693
5% 1/1/11 (FSA Insured) (e)	1,740	1,764
5% 1/1/12 (FSA Insured) (e)	1,835	1,854
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (f)	1,750	1,896
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/12 (AMBAC Insured)	2,140	2,228
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,087
Port of Oakland Rev. Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	3,420	3,506
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,000	3,836
Riverside County Trans. Commission Sales Tax Rev. 5%, tender 12/1/09 (d)	9,700	9,926
San Diego County Ctfs. of Prtn.:
5% 10/1/08	1,470	1,470
5.25% 10/1/10	1,620	1,681
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A, 5% 5/1/13 (MBIA Insured) (e)	1,395	1,404
San Jacinto Unified School District 5.25% 8/1/32 (FSA Insured)	4,300	4,203
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,620	3,178
Santa Clara County Fing. Auth. (El Camino Hosp. Proj.) Series C, 5.75% 2/1/41 (AMBAC Insured)	5,000	4,934
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	1,965	1,820
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	10,600	10,691
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,310	679
Univ. of California Revs. Series K:
5% 5/15/14 (MBIA Insured)	3,000	3,203
5% 5/15/16 (MBIA Insured)	6,880	7,350
		406,431
Colorado - 1.2%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (f)	5,000	4,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (MBIA Insured)	$ 1,000	$ 1,034
5.25% 11/1/24 (MBIA Insured)	1,400	1,382
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E:
5% 11/15/12	2,190	2,247
5% 11/15/14	1,165	1,188
Series F:
5% 11/15/13	1,285	1,316
5% 11/15/14	1,355	1,382
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,008
(Volunteers of America Care Proj.) Series A:
5% 7/1/11	645	635
5% 7/1/12	675	656
Series 2001, 6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (f)	2,550	2,840
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	3,475	2,254
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (e)	6,020	6,150
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/15	2,310	2,167
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,053
5.75% 12/15/22 (FGIC Insured)	1,000	1,036
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/15 (MBIA Insured)	1,400	990
		32,694
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	5,600	6,035
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,039
District of Columbia Gen. Oblig.:
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,305
Series 2004 A, 5.25% 6/1/10 (FSA Insured)	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series B, 0% 6/1/12 (MBIA Insured)	$ 3,400	$ 2,946
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,335
(Medlantic/Helix Proj.) Series 1998 C:
4% 8/15/10 (FSA Insured)	1,200	1,224
4% 8/15/11 (FSA Insured)	1,050	1,071
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	7,900	7,587
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (e)	3,475	3,515
5.25% 10/1/10 (MBIA Insured) (e)	2,780	2,811
		25,875
Florida - 7.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6% 11/15/09 (Escrowed to Maturity) (f)	380	386
Broward County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (FGIC Insured)	2,180	2,198
5.25% 7/1/20 (MBIA Insured)	1,000	1,001
Citizens Property Ins. Corp.:
5% 3/1/11 (Berkshire Hathaway Assurance Corp. Insured) (MBIA Insured)	15,000	15,463
5% 3/1/12 (MBIA Insured)	4,000	4,005
Clay County School Board Ctfs. of Prtn. Series B, 5% 7/1/16 (MBIA Insured)	1,385	1,422
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	1,800	1,734
Flagler County School Board Ctfs. Series A, 5% 8/1/16 (FSA Insured)	2,105	2,194
Florida Board of Ed. Pub. Ed. Cap. Outlay Series A, 5% 6/1/13 (FGIC Insured)	19,705	20,697
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	2,690	2,782
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,632
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	700	663
Series 2008 A, 5.375% 7/1/28	3,375	3,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2006 A, 5% 7/1/10	$ 5,000	$ 5,134
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	2,700	2,486
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 1998, 5.25% 11/15/11 (Pre-Refunded to 11/15/08 @ 101) (f)	3,735	3,782
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,394
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100) (f)	5,000	5,466
Series 2005 B, 5% 11/15/17	1,200	1,184
Series 2005 I, 5%, tender 11/16/09 (d)	5,000	5,058
Series 2006 G:
5% 11/15/12	1,000	1,026
5% 11/15/13	1,600	1,638
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/14	1,745	1,768
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 5%, tender 3/15/12 (AMBAC Insured) (d)	2,000	1,999
Jacksonville Sales Tax Rev.:
4% 10/1/10	2,985	3,039
4% 10/1/11	2,105	2,141
Lake County School Board Ctfs. of Prtn. Series B, 5% 6/1/20 (AMBAC Insured)	2,000	1,950
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.):
5% 11/15/12	1,340	1,368
5% 11/15/14	2,485	2,520
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (e)	1,000	1,014
Marion County School Board Ctfs. of Prtn. Series B:
5.25% 6/1/23 (AMBAC Insured)	3,655	3,419
5.25% 6/1/24 (AMBAC Insured)	3,850	3,594
5.25% 6/1/25 (AMBAC Insured)	4,050	3,763
Miami Health Facilities Auth. Sys. Rev. Series C, 5.125% 11/15/24	600	557
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	4,140	4,282
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 4.55%, tender 8/1/13 (MBIA Insured) (d)	$ 2,500	$ 2,448
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,400	1,428
Series 2006 C, 5% 10/1/10 (AMBAC Insured)	2,215	2,285
Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,803
5% 8/1/15 (AMBAC Insured)	5,990	6,182
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A:
5.25% 10/1/18 (FSA Insured)	8,000	8,277
5.25% 10/1/20 (FSA Insured)	5,000	5,058
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	4,035	3,573
5.75% 10/1/43	1,850	1,609
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A:
5% 11/1/12 (FSA Insured)	1,850	1,940
5% 11/1/14 (FSA Insured)	1,825	1,918
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,215	1,828
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,535	3,680
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (Escrowed to Maturity) (e)(f)	2,000	2,088
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series B, 5.35%, tender 5/1/18 (AMBAC Insured) (d)	5,200	4,892
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/12 (MBIA Insured)	15,125	15,817
Saint Lucie County School Board Ctfs. of Prtn. 5% 7/1/17 (FSA Insured)	1,410	1,439
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured)	1,020	1,054
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Proj.) 5% 8/15/15	4,400	4,515
		200,061
Georgia - 2.2%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (e)	1,620	1,625
Series 2004 A, 5.375% 1/1/12 (FSA Insured) (e)	4,000	4,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
Series F, 5.25% 1/1/13 (FSA Insured) (e)	$ 1,200	$ 1,224
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	3,570	3,548
Fulton DeKalb Hosp. Auth. Hosp. Rev. 5% 1/1/10 (FSA Insured)	3,370	3,463
Georgia Gen. Oblig.:
Series 1993 A, 7.45% 1/1/09	2,880	2,913
Series 2002 B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	9,500	10,117
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,476
Series 2005 V:
6.6% 1/1/18 (f)	35	40
6.6% 1/1/18 (MBIA Insured)	1,550	1,761
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5% 9/15/12	1,895	1,803
5% 9/15/14	3,000	2,756
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	6,800	6,814
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (MBIA Insured) (d)	9,000	8,985
Muni. Elec. Auth. of Georgia (Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,755
5.25% 1/1/20	1,625	1,636
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,645	813
		63,831
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (e)	3,700	3,900
Illinois - 9.2%
Adams County School District #172 Series 2002 B, 5.5% 2/1/16 (FGIC Insured)	2,575	2,679
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	825
Series 1999 A, 0% 12/1/16 (FGIC Insured)	1,000	672
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,895
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
(Neighborhoods Alive 21 Prog.) 5% 1/1/33 (AMBAC Insured)	$ 1,600	$ 1,488
Series 2003 A, 5.25% 1/1/22 (MBIA Insured)	365	361
Series 2003 C, 5% 1/1/35 (MBIA Insured)	395	363
Series 2004 A:
5% 1/1/34 (FSA Insured)	5,350	4,962
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (f)	5,355	5,731
Series A:
5.25% 1/1/29 (FSA Insured)	190	188
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (f)	910	985
5.25% 1/1/33 (MBIA Insured)	775	744
Series A2, 6% 1/1/11 (AMBAC Insured)	1,355	1,443
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (e)	2,000	2,012
6.125% 1/1/12 (MBIA Insured) (e)	2,740	2,757
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999:
5.5% 1/1/09 (AMBAC Insured) (e)	1,995	2,003
5.5% 1/1/10 (AMBAC Insured) (e)	4,795	4,912
5.5% 1/1/11 (AMBAC Insured) (e)	10,000	10,223
Series 2001 A, 5.5% 1/1/10 (AMBAC Insured) (e)	1,350	1,372
Series A, 5% 1/1/12 (MBIA Insured)	1,100	1,141
Chicago Park District Series A:
5.25% 1/1/21 (FGIC Insured)	1,765	1,796
5.5% 1/1/18 (FGIC Insured)	370	381
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,344
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (f)	1,000	1,048
5.5% 1/1/12 (Escrowed to Maturity) (f)	1,470	1,548
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	5,326
Series 2008, 5.25% 11/1/33 (FSA Insured)	4,500	4,231
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (Escrowed to Maturity) (f)	2,500	2,053
0% 12/1/18 (Escrowed to Maturity) (f)	3,900	2,399
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	3,064
Cook County Gen. Oblig. Series B:
5.25% 11/15/26 (MBIA Insured)	1,100	1,095
5.25% 11/15/28 (MBIA Insured)	600	591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County High School District #201 J. Sterling Morton Tpk. 0% 12/1/11 (FGIC Insured)	$ 4,275	$ 3,795
DuPage County Forest Preserve District Rev.:
0% 11/1/09	4,000	3,890
0% 11/1/17	2,700	1,774
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.875%, tender 5/3/10 (d)(e)	3,500	3,480
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (FGIC Insured)	3,255	3,211
5.5% 5/1/13 (FGIC Insured)	1,000	1,077
Hodgkins Tax Increment Rev. 5% 1/1/12	1,095	1,088
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,069
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,614
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	2,600	2,431
(Univ. of Chicago Proj.) Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (f)	2,490	2,661
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	1,400	1,324
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,651
5.25% 10/1/14	2,290	2,319
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	5,000	4,240
(Bradley Univ. Proj.) 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,067
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/47 (Assured Guaranty Corp. Insured)	5,000	4,361
(DePaul Univ. Proj.):
Series 2005 B, 3.375%, tender 4/1/11 (XL Cap. Assurance, Inc. Insured) (d)	3,250	3,188
5% 10/1/09	1,000	1,017
5% 10/1/10	1,235	1,277
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,850
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,800	6,014
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.) Series B:
5% 11/1/12 (MBIA Insured)	$ 785	$ 814
5% 11/1/13 (MBIA Insured)	2,050	2,123
5% 11/1/14 (MBIA Insured)	2,250	2,324
Illinois Gen. Oblig. First Series:
5.25% 12/1/17 (FSA Insured)	1,000	1,042
5.375% 7/1/15 (MBIA Insured)	1,300	1,364
5.5% 8/1/10	1,400	1,472
5.5% 4/1/16 (FSA Insured)	1,000	1,051
5.5% 4/1/17 (MBIA Insured)	2,600	2,664
5.5% 2/1/18 (FGIC Insured)	1,000	1,037
5.6% 4/1/21 (MBIA Insured)	2,800	2,826
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,043
7% 5/15/22	5,000	5,070
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,624
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	2,755	3,006
Illinois Sales Tax Rev.:
First Series, 6% 6/15/20	1,600	1,657
Series W, 5% 6/15/13	3,430	3,434
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (f)	2,300	2,456
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100) (f)	31,840	34,006
Kane & DeKalb Counties Cmnty. Unit School District #302:
5.5% 2/1/27 (FSA Insured)	2,000	2,020
5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100) (f)	1,500	1,661
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 0% 12/1/18 (AMBAC Insured)	4,555	2,712
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	5,300	2,663
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	4,552
0% 12/1/14 (FSA Insured)	5,180	3,998
0% 12/1/15 (FSA Insured)	3,810	2,772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Unit School District #60 Waukegan: - continued
Series D:
0% 12/1/09 (FSA Insured)	$ 3,480	$ 3,346
0% 12/1/10 (FSA Insured)	3,380	3,163
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,500
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	7,100	6,986
Series A:
0% 6/15/11 (Escrowed to Maturity) (f)	7,780	7,116
0% 6/15/16 (FGIC Insured)	2,050	1,429
0% 6/15/17 (FGIC Insured)	3,240	2,125
0% 6/15/20 (FGIC Insured)	1,400	743
5% 12/15/28 (MBIA Insured)	1,000	920
Series 2002 A, 0% 6/15/14 (FGIC Insured)	4,135	3,237
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/12	2,235	2,268
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,300	1,365
Univ. of Illinois Univ. Revs. (UIC South Campus Dev. Proj.) Series 1999, 5.75% 1/15/19 (Pre-Refunded to 1/15/10 @ 100) (f)	1,000	1,041
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	4,700	2,867
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	1,300	841
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	753
		260,121
Indiana - 3.4%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,050
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,222
5% 1/10/14 (FSA Insured)	1,180	1,259
5% 7/10/14 (FSA Insured)	1,215	1,300
Clark-Pleasant 2004 School Bldg. Corp. 5.25% 7/15/21 (FSA Insured)	1,405	1,422
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	$ 6,850	$ 4,257
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,077
5% 1/15/12 (MBIA Insured)	1,295	1,365
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/15 (MBIA Insured)	1,700	1,806
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,382
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,859
Hamilton Heights School Bldg. Corp.:
5.25% 7/15/15 (FSA Insured)	1,010	1,091
5.25% 7/15/16 (FSA Insured)	2,095	2,260
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	11,380	12,237
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (d)(e)	1,250	1,112
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Services, Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	3,744
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (d)	14,450	14,407
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2005 A4, 5% 6/1/12	2,750	2,801
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	1,150	1,023
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	1,984
0% 12/1/17 (AMBAC Insured)	1,470	945
0% 6/1/18 (AMBAC Insured)	1,740	1,078
Indianapolis Local Pub. Impt. Bond Bank:
(Indianapolis Arpt. Auth. Proj.):
Series 2006 F, 5.25% 1/1/13 (AMBAC Insured) (e)	1,110	1,117
Series 2004 I, 5.25% 1/1/10 (MBIA Insured) (e)	3,545	3,626
(Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (MBIA Insured)	2,500	2,524
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,123
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (f)	1,090	1,173
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	$ 2,210	$ 2,320
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	8,523
Portage Township Multi-School Bldg. Corp.:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (f)	1,530	1,659
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100) (f)	1,310	1,420
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	2,000	2,053
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. 5% 7/15/15 (FSA Insured)	1,455	1,555
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	2,295	2,305
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,062
		95,141
Iowa - 0.1%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	3,000	3,155
Kansas - 0.3%
Kansas Dev. Fin. Auth. Rev.:
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,255
5.25% 12/1/11 (MBIA Insured)	1,805	1,825
Series II, 5.5% 11/1/19	1,000	1,046
5.5% 11/1/20	1,000	1,041
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	2,000	1,973
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,481
		9,621
Kentucky - 0.4%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (e)	1,645	1,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	$ 7,500	$ 7,085
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (e)	2,250	2,294
		11,055
Louisiana - 0.5%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,043
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (f)	2,700	2,862
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,163
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.) 5% 7/1/13 (CIFG North America Insured)	1,050	1,079
New Orleans Gen. Oblig.:
0% 9/1/13 (AMBAC Insured)	1,400	1,139
5% 12/1/29 (MBIA Insured)	2,000	1,721
5.25% 12/1/23 (MBIA Insured)	1,740	1,596
		14,603
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	1,810	1,903
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	2,065	2,012
5.25% 7/1/32 (AMBAC Insured)	2,080	1,993
		5,908
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (d)	2,625	2,685
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,300	1,223
(Univ. of Maryland Med. Sys. Proj.):
Series 2005:
4% 7/1/09 (AMBAC Insured)	550	555
4% 7/1/10 (AMBAC Insured)	1,275	1,293
4% 7/1/11 (AMBAC Insured)	1,000	1,007
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
4% 7/1/09	$ 1,750	$ 1,766
4% 7/1/11	2,000	1,995
5% 7/1/12	1,000	1,022
5% 7/1/17	1,190	1,185
5% 7/1/18	2,500	2,475
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	2,250	2,207
		17,413
Massachusetts - 2.8%
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.75% 7/1/18	260	269
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A:
5% 1/1/12	715	729
5% 1/1/13	750	766
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,379
6.375% 8/1/15	2,460	2,574
6.375% 8/1/16	2,570	2,683
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (d)(e)	3,000	2,841
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,217
5.75% 6/15/13	3,000	3,158
Massachusetts Gen. Oblig.:
Series 2007 C:
5% 8/1/37 (AMBAC Insured)	15,800	15,013
5.25% 8/1/22 (FSA Insured)	3,300	3,358
5.25% 8/1/23 (FSA Insured)	1,600	1,618
5.25% 8/1/24 (FSA Insured)	4,000	4,033
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (f)	2,000	2,120
Series D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100) (f)	1,800	1,893
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	5,900	6,272
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E2:
5% 7/1/10	$ 3,825	$ 3,888
5% 7/1/11	3,000	3,049
5% 7/1/12	2,075	2,103
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (e)	1,000	922
5.5% 1/1/14 (AMBAC Insured) (e)	1,000	880
5.5% 1/1/17 (AMBAC Insured) (e)	4,040	3,327
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/37 (AMBAC Insured)	8,500	7,970
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	3,280	3,330
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	25
		78,417
Michigan - 2.4%
Clarkston Cmnty. Schools 5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (f)	1,000	1,083
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	3,355	3,557
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,105
5% 9/30/12 (MBIA Insured)	1,500	1,587
Detroit Gen. Oblig. Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,341
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	3,700	3,735
2.47% 7/1/32 (FSA Insured) (d)	5,555	4,380
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,200	4,528
5.25% 7/1/14 (MBIA Insured)	2,600	2,747
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	6,100	5,933
DeWitt Pub. Schools 5% 5/1/11 (MBIA Insured)	1,325	1,385
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I, 5.5% 10/15/13	2,800	2,930
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (f)	$ 1,000	$ 1,052
Michigan Gen. Oblig. 5.5% 12/1/12	1,570	1,700
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (e)	8,915	9,009
Michigan Hosp. Fin. Auth. Rev.:
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,022
5.5% 3/1/17	1,885	1,914
(McLaren Health Care Corp. Proj.):
Series A, 5% 6/1/19	8,000	7,655
5% 5/15/10	870	886
5% 5/15/11	1,100	1,119
5% 5/15/12	1,250	1,270
5% 5/15/13	1,500	1,514
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (f)	1,195	1,197
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	1,973
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (e)	1,500	1,242
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (f)	1,025	1,105
		68,969
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/09	1,250	1,262
5.625% 12/1/22	575	545
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (e)	1,000	1,009
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,494
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series 2008 C:
5.5% 7/1/17	1,500	1,512
5.5% 7/1/18	1,400	1,399
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/12	400	400
5% 5/15/13	395	392
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.): - continued
5% 5/15/14	$ 250	$ 246
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	1,500	1,445
		10,704
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(e)	1,275	1,226
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/10	1,995	2,050
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (e)	3,800	3,893
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/12	1,310	1,331
5% 8/15/13	1,500	1,519
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/11	1,305	1,306
		11,325
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	8,400	8,416
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/13	1,000	1,040
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (f)	1,000	1,086
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,006
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	2,315	2,367
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	2,370	2,521
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (e)	1,500	1,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Muni. Fin. Corp. Leasehold Rev.:
(Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	$ 2,010	$ 2,095
(Convention Ctr. Proj.) 5.25% 7/15/13 (AMBAC Insured)	1,880	1,978
		21,960
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	4,200	4,222
Nebraska - 0.1%
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) 6% 8/15/25	3,510	3,459
Nevada - 0.8%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (AMBAC Insured) (e)	1,500	1,402
5.375% 7/1/20 (AMBAC Insured) (e)	1,100	987
Series 2008 E, 5% 7/1/11	5,000	5,221
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	5,965	6,271
Series C, 5.375% 6/15/15 (Pre-Refunded to 6/15/12 @ 100) (f)	1,000	1,078
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series B:
5% 7/1/13	1,000	1,012
5% 7/1/14	1,000	1,006
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,385
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	2,929
		22,291
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	2,400	2,408
3.5%, tender 2/1/09 (d)(e)	2,600	2,598
		5,006
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.9%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series A, 5% 2/15/14	$ 1,710	$ 1,680
Series B:
5% 2/15/13	2,210	2,185
5.25% 2/15/10	1,925	1,941
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	2,300	2,511
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	2,000	1,941
5.25% 3/1/15	3,000	3,177
5.25% 3/1/21	6,500	6,556
5.25% 3/1/21 (MBIA Insured)	1,200	1,218
5.25% 3/1/23	1,500	1,497
5.25% 3/1/24	5,550	5,532
5.25% 3/1/25	4,200	4,177
5.25% 3/1/26	4,700	4,679
Series 2005 P, 5.125% 9/1/28	1,100	1,067
Series 2008 Y:
5% 9/1/10	1,000	1,035
5% 9/1/11	1,000	1,046
5% 9/1/12	2,545	2,660
New Jersey Health Care Facilities Fing. Auth. Rev. (Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,200	1,204
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	3,735	4,210
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	2,610	2,491
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	2,000	1,981
		52,788
New Mexico - 0.1%
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	2,410	2,389
New York - 13.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,123
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	1,800	1,919
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16 (FSA Insured)	$ 4,740	$ 5,084
5.75% 5/1/22 (FSA Insured)	2,240	2,338
Series 2004:
5.75% 5/1/17 (FSA Insured)	2,895	3,131
5.75% 5/1/19 (FSA Insured)	5,590	5,977
5.75% 5/1/22 (FSA Insured)	8,525	8,976
5.75% 5/1/25 (FSA Insured)	1,715	1,802
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,679
5% 6/1/11	1,075	1,118
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	2,495	2,567
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,045
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,700	1,838
Series 2000 A, 6.5% 5/15/11	155	164
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,036
Series 2002 A1, 5.25% 11/1/14 (MBIA Insured)	600	626
Series 2002 C, 5.5% 8/1/13	2,000	2,121
Series 2003 J, 5.5% 6/1/19	2,315	2,365
Series 2005 F1, 5.25% 9/1/14	3,600	3,800
Series 2005 G, 5% 8/1/14	6,500	6,773
Series 2005 J, 5% 3/1/12	3,020	3,149
Series 2005 K, 5% 8/1/11	4,525	4,715
Series 2008 A1, 5.25% 8/15/21	11,000	10,928
Series 2008 E, 5% 8/1/13	11,760	12,282
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 D:
5% 6/15/38	4,200	3,917
5% 6/15/39	1,600	1,489
New York City Transitional Fin. Auth. Rev.:
Series 2007 C1, 5% 11/1/13	11,050	11,788
Series A:
5.5% 11/1/26 (b)	4,590	4,849
6% 11/1/28 (b)	40,925	43,827
Series B, 5.25% 2/1/29 (b)	3,800	3,960
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	10,000	10,604
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	$ 3,400	$ 3,609
5.75% 7/1/13 (AMBAC Insured)	1,100	1,164
Series C, 7.5% 7/1/10	2,250	2,362
(Mental Health Services Facilities Proj.) Series 2008 D:
4% 2/15/10	1,230	1,247
5% 2/15/11	2,720	2,823
5% 2/15/12	6,855	7,170
5% 2/15/13	6,545	6,877
5% 8/15/13	7,390	7,794
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,454
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	900	821
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (MBIA Insured)	5,500	5,840
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C, 5.25% 11/15/14	1,000	1,066
Series 2008 A, 5.25% 11/15/36	8,800	8,107
Series 2008 B2, 5%, tender 11/15/12 (d)	9,600	9,983
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	1,300	1,228
5.25% 1/1/27 (FSA Insured)	5,000	4,988
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	2,997
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5% 4/1/13	3,420	3,617
5% 4/1/14	1,500	1,585
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	1,685	1,784
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	5,745	6,056
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(e)	3,000	2,786
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	7,325	7,767
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series A1:
5.25% 6/1/21 (AMBAC Insured)	$ 2,200	$ 2,196
5.25% 6/1/22 (AMBAC Insured)	3,450	3,390
5.5% 6/1/14	4,780	4,829
5.5% 6/1/15	13,000	13,282
5.5% 6/1/16	20,000	20,380
5.5% 6/1/17	1,900	1,943
5.5% 6/1/19	1,000	1,023
Series C1:
5.5% 6/1/14	3,900	3,940
5.5% 6/1/15	4,900	5,006
5.5% 6/1/16	1,600	1,644
5.5% 6/1/17	7,950	8,131
5.5% 6/1/18	17,165	17,592
5.5% 6/1/19	4,700	4,810
5.5% 6/1/20	800	812
5.5% 6/1/22	600	600
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	2,000	2,008
Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (f)	5,900	6,414
		370,917
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	1,215	1,228
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	4,100	3,950
		5,178
North Carolina - 1.1%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,650
5.25% 6/1/20 (AMBAC Insured)	1,520	1,539
Nash Health Care Sys. Health Care Facilities Rev.:
5% 11/1/10 (FSA Insured)	1,300	1,342
5% 11/1/11 (FSA Insured)	1,200	1,249
5% 11/1/12 (FSA Insured)	1,300	1,355
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	1,400	1,470
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	$ 1,590	$ 1,642
5.75% 1/1/26	1,000	952
Series B:
6.125% 1/1/09	2,220	2,227
6.125% 1/1/09 (FGIC Insured)	10,000	10,030
Series C, 5.25% 1/1/10	2,630	2,652
Series D:
5.375% 1/1/10	3,360	3,393
6% 1/1/09	805	807
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/18	1,290	1,295
		31,603
North Dakota - 0.2%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	3,685	3,907
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5% 7/1/12	1,000	990
5% 7/1/14	1,000	969
		5,866
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/12	1,690	1,715
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000	1,525
6% 6/1/42	1,500	1,163
Franklin County Hosp. Rev. 5.5% 5/1/21 (Pre-Refunded to 5/1/11 @ 101) (f)	2,000	2,148
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16 (Pre-Refunded to 12/1/11 @ 100) (f)	1,060	1,143
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (f)	1,600	1,713
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series C2, 4.1%, tender 11/10/11 (d)	3,650	3,664
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	1,700	1,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A:
5.375% 1/1/38 (c)	$ 2,100	$ 1,860
5.5% 1/1/43 (c)	1,500	1,329
Olentangy Local School District:
5.5% 12/1/15 (FSA Insured)	25	27
5.5% 12/1/15 (Pre-Refunded to 6/1/12 @ 100) (f)	975	1,056
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500	515
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (f)	1,000	1,084
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.):
5% 12/1/11	1,220	1,247
5.75% 12/1/35	5,900	5,239
		27,120
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (f)	1,000	895
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,089
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	7,360	7,924
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (f)	1,600	1,647
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured)	2,165	2,230
5.5% 10/1/20 (FGIC Insured)	1,550	1,578
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series B:
5% 8/15/12	1,500	1,547
5% 8/15/13	1,260	1,300
Tulsa County Indl. Auth. Cap. Impts. Rev. Series 2006 D, 5.25% 1/1/11 (FSA Insured)	5,465	5,754
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.):
5% 12/15/13	1,000	1,037
5% 12/15/14	850	879
		25,880
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	$ 720	$ 731
Tri-County Metropolitan Trans. District Rev. Series A, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (f)	1,520	1,607
		2,338
Pennsylvania - 3.5%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series 97A, 5.75% 1/1/13 (MBIA Insured) (e)	3,500	3,590
Series A1, 5.75% 1/1/12 (MBIA Insured) (e)	1,210	1,240
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/13	6,200	6,423
Series B:
5% 6/15/11	1,800	1,855
5% 6/15/12	2,000	2,068
5% 6/15/13	2,000	2,069
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,357
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,329
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,404
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(e)	5,665	5,678
Delaware County Auth. Hosp. Rev.:
(Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/12	1,120	1,091
5% 12/15/13	1,155	1,109
Series B, 5% 12/15/13	3,115	2,990
(Crozer-Keystone Health Sys. Proj.):
5.75% 12/15/13	645	652
5.75% 12/15/13 (Pre-Refunded to 12/15/11 @ 102) (f)	380	419
East Stroudsburg Area School District Series A, 7.5% 9/1/22 (FGIC Insured)	2,400	2,765
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,465
Fleetwood Area School District 5.25% 6/1/21 (FSA Insured)	1,800	1,832
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Mifflin County School District 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	$ 1,390	$ 1,574
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,171
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (e)	1,300	1,279
6.5% 11/1/16 (e)	1,100	1,129
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(e)	2,300	2,286
Pennsylvania Gen. Oblig. Second Series, 5% 7/1/13 (FGIC Insured)	5,000	5,332
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,137
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,680
Series 2008 B1, 5.5% 6/1/33	8,500	8,124
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,767
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	2,000	1,787
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,038
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,549
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	656
Series B, 5% 4/1/11 (AMBAC Insured)	2,100	2,181
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/35 (FSA Insured)	2,000	1,779
Pittsburgh Gen. Oblig. Series B, 5.25% 9/1/15 (FSA Insured)	3,000	3,228
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	1,670	1,702
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,503
Schuylkill County Indl. Dev. Auth. Rev. (Pine Grove Landfill, Inc. Proj.) Series 1995, 5.1%, tender 4/1/09, LOC BankBoston NA (d)(e)	3,800	3,807
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	$ 1,345	$ 1,412
Wilson School District 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	3,749
		100,206
Puerto Rico - 0.6%
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	11,460	11,757
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (d)	5,000	4,959
		16,716
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/14 (FSA Insured)	2,000	2,092
(Univ. of Rhode Island Univ. Revs. Proj.) Series A, 5.5% 9/15/24 (AMBAC Insured)	630	632
		2,724
South Carolina - 1.1%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,802
Columbia Gen. Oblig. Ctfs. of Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,377
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,637
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,700	1,772
Greenwood Fifty School Facilities Installment 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,440
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/10	680	703
Scago Edl. Facilities Corp. for Colleton School District:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	769
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,040
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.):
Series 2005 A, 3.5% 8/1/09 (FSA Insured)	1,200	1,205
Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (f)	5,500	6,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	$ 3,000	$ 3,088
Series 2005 A, 5.5% 1/1/14 (FGIC Insured)	1,300	1,398
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,115	1,177
5% 12/1/17 (Assured Guaranty Corp. Insured)	1,335	1,390
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,700	3,668
		30,568
South Dakota - 0.2%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16 (Pre-Refunded to 12/1/10 @ 100) (f)	2,000	2,084
5.625% 12/1/17 (Pre-Refunded to 12/1/10 @ 100) (f)	2,115	2,200
5.625% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (f)	2,350	2,440
		6,724
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/10	5,000	4,830
5% 12/15/11	3,270	3,111
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,099
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,240	1,285
6.25% 1/1/13 (MBIA Insured)	1,700	1,836
7.25% 1/1/10 (MBIA Insured)	8,000	8,405
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,817
5% 9/1/11 (MBIA Insured)	1,835	1,913
5% 9/1/13 (MBIA Insured)	2,010	2,103
Shelby County Gen. Oblig. Series 1996 B, 0% 12/1/12	10,000	8,432
		36,831
Texas - 14.0%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,300	1,269
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	$ 3,015	$ 3,121
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	1,335	615
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 B:
6% 1/1/16	1,750	1,718
6% 1/1/18	1,000	962
6% 1/1/19	1,335	1,275
Austin Independent School District Series 2006, 5.25% 8/1/11	3,515	3,725
Austin Util. Sys. Rev.:
Series 1992 A, 0% 11/15/10 (MBIA Insured)	5,200	4,856
0% 11/15/12 (AMBAC Insured)	5,645	4,815
0% 5/15/17 (FGIC Insured)	1,900	1,234
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2006, 5% 11/15/10 (MBIA Insured)	1,735	1,811
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	2,100	1,952
Bastrop Independent School District:
5.25% 2/15/37	1,100	1,067
5.25% 2/15/42	6,000	5,798
Bell County Gen. Oblig. 5.25% 2/15/19 (FSA Insured)	2,090	2,194
Bexar County Gen. Oblig. 5.25% 6/15/30 (FSA Insured)	2,995	2,968
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	175	184
5.375% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (f)	1,190	1,280
5.375% 5/1/16 (FSA Insured)	185	194
5.375% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (f)	1,240	1,334
5.375% 5/1/17 (FSA Insured)	195	203
Birdville Independent School District:
0% 2/15/12	4,150	3,683
5% 2/15/10	1,200	1,240
Boerne Independent School District 5.25% 2/1/35	1,300	1,282
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,000
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,599
Camino Real Reg'l. Mobility Auth.:
5% 2/15/13	9,340	9,673
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Camino Real Reg'l. Mobility Auth.: - continued
5% 8/15/13	$ 9,575	$ 9,938
Clint Independent School District:
5% 8/15/21	1,310	1,301
5.5% 8/15/18	190	198
5.5% 8/15/18 (Pre-Refunded to 8/15/12 @ 100) (f)	810	877
Comal Independent School District (School Bldg. Proj.) 5% 2/1/33	1,500	1,395
Corpus Christi Gen. Oblig. 5% 3/1/10 (AMBAC Insured)	1,565	1,613
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,583
5.75% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,500	1,625
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/48	18,500	17,301
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	4,200	4,106
Dallas Independent School District Series 2005, 5.25% 8/15/11	2,000	2,121
Del Valle Independent School District 5.5% 2/1/11	1,350	1,426
Denton Independent School District 5% 8/15/33	5,300	4,977
DeSoto Independent School District 0% 8/15/18	2,195	1,352
Fort Worth Independent School District 5% 2/15/12	1,500	1,583
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	2,000	2,096
Gainesville Independent School District 5.25% 2/15/36	1,035	1,006
Garland Independent School District:
Series A, 5% 2/15/10	1,000	1,033
5.5% 2/15/12	2,180	2,248
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured)	1,170	1,196
Harlandale Independent School District:
5.5% 8/15/35	15	15
5.5% 8/15/35 (Pre-Refunded to 8/15/10 @ 100) (f)	1,385	1,458
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 D, 4% 11/15/10	1,000	1,008
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (MBIA Insured)	6,180	4,246
(Road Proj.) Series 2008 B:
5% 8/15/17	2,000	2,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
(Road Proj.) Series 2008 B:
5% 8/15/18	$ 1,000	$ 1,041
5.25% 8/15/47	6,840	6,251
(Toll Road Proj.) Series 1996, 0% 10/1/14 (MBIA Insured)	8,530	6,602
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (Pre-Refunded to 3/1/12 @ 100) (f)	1,000	1,071
5.5% 3/1/18 (Pre-Refunded to 3/1/12 @ 100) (f)	1,140	1,221
Houston Arpt. Sys. Rev. (Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (e)	3,300	3,300
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	252
Houston Independent School District:
Series A, 0% 8/15/11	13,740	12,499
0% 8/15/10 (AMBAC Insured)	2,200	2,075
0% 8/15/15	2,000	1,489
Houston Util. Sys. Rev.:
Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	7,200	7,426
Series 2007 B, 5% 11/15/18 (FGIC Insured)	2,500	2,525
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,426
0% 12/1/11 (AMBAC Insured)	8,250	7,384
Humble Independent School District:
Series 2000, 0% 2/15/17	1,400	953
0% 2/15/10	2,320	2,231
0% 2/15/16	1,250	903
Hurst Euless Bedford Independent School District 0% 8/15/12	5,105	4,435
Irving Independent School District Series A, 0% 2/15/16	1,035	742
Keller Independent School District:
Series 1996 A, 0% 8/15/17	1,020	674
Series 1996 A, 0% 8/15/12	1,590	1,381
Kermit Independent School District 5.25% 2/15/32	2,400	2,343
Klein Independent School District Series A:
5% 8/1/13	1,455	1,552
5% 8/1/14	5,110	5,461
Laredo Gen. Oblig. 5.125% 8/15/11 (FGIC Insured)	2,225	2,265
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	3,400	3,304
Lower Colorado River Auth. Rev. 5.75% 5/15/37	2,600	2,494
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	$ 2,405	$ 2,422
(LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	2,200	2,022
Manor Independent School District 5.25% 8/1/34	2,000	1,958
Mansfield Independent School District:
5.5% 2/15/13	230	242
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,345	1,427
5.5% 2/15/14	330	346
5.5% 2/15/14 (Pre-Refunded to 2/15/11 @ 100) (f)	1,950	2,068
5.5% 2/15/15	25	26
5.5% 2/15/16	35	37
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (f)	3,415	3,673
5.5% 2/15/18	145	150
5.5% 2/15/18 (Pre-Refunded to 2/15/11 @ 100) (f)	855	907
5.5% 2/15/19	370	380
5.5% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	2,160	2,291
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) 5.125%, tender 6/1/11 (d)	7,000	7,035
Mesquite Independent School District 5.375% 8/15/11	430	431
Midway Independent School District 0% 8/15/19	1,400	799
Montgomery County Gen. Oblig.:
Series A:
5.625% 3/1/19 (FSA Insured)	520	538
5.625% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	3,480	3,760
5.25% 3/1/20 (FSA Insured)	1,405	1,454
Mount Pleasant Independent School District 5.5% 2/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,010	1,081
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	1,000	930
5.5% 8/15/26 (FGIC Insured)	1,225	1,211
New Braunfels Independent School District 5.5% 2/1/15 (Pre-Refunded to 2/1/11 @ 100) (f)	1,135	1,203
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity) (f)	2,520	2,758
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	3,300	2,996
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.: - continued
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	$ 1,100	$ 1,157
North Texas Tollway Auth. Rev. Series 2008 A, 6% 1/1/23	2,200	2,181
Northside Independent School District:
Series A:
5.25% 2/15/17	725	752
5.25% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	2,250	2,402
5.5% 2/15/13	1,090	1,145
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (f)	1,220	1,294
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (f)	530	562
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (f)	1,000	1,068
Pflugerville Independent School District:
5.75% 8/15/14 (Pre-Refunded to 8/15/10 @ 100) (f)	1,000	1,057
5.75% 8/15/17 (Pre-Refunded to 8/15/10 @ 100) (f)	500	529
Pleasant Grove Independent School District 5.25% 2/15/32	1,600	1,562
Prosper Independent School District:
5.125% 8/15/30	1,400	1,347
5.375% 8/15/33	7,340	7,352
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	1,210	1,272
Rockdale Independent School District 5.25% 2/15/37	2,020	1,959
Rockwall Independent School District:
5.375% 2/15/17	20	21
5.375% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,025	1,098
5.375% 2/15/18	25	26
5.375% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (f)	1,345	1,441
5.625% 2/15/11	3,865	4,102
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13 (Pre-Refunded to 8/1/11 @ 100) (f)	1,940	2,074
5.5% 8/1/15 (Pre-Refunded to 8/1/11 @ 100) (f)	1,510	1,615
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (f)	1,000	1,078
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District: - continued
5.375% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (f)	$ 1,050	$ 1,132
San Antonio Arpt. Sys. Rev. 5% 7/1/15 (FSA Insured) (e)	2,165	2,137
San Antonio Elec. & Gas Sys. Rev.:
5.375% 2/1/17	3,495	3,637
5.375% 2/1/17 (Pre-Refunded to 2/1/12 @ 100) (f)	2,505	2,650
5.75% 2/1/11 (Escrowed to Maturity) (f)	1,410	1,447
San Antonio Muni. Drainage Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured)	1,740	1,854
5.25% 2/1/14 (MBIA Insured)	1,835	1,962
San Antonio Wtr. Sys. Rev. Series A, 5% 5/15/32 (FSA Insured)	700	666
San Marcos Consolidated Independent School District 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100) (f)	3,650	3,966
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,312
South San Antonio Independent School District 5% 8/15/35	1,050	984
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,122
Spring Branch Independent School District:
5.375% 2/1/14	1,065	1,111
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (f)	1,635	1,728
5.375% 2/1/18	480	495
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Air Force Village Proj.) 5% 5/15/10	1,000	997
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series A, 5% 2/15/14	1,800	1,841
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (e)	6,885	7,005
5.375% 8/1/10 (e)	1,915	1,991
0% 10/1/13	8,900	7,317
5% 10/1/12	3,500	3,722
5% 4/1/13	1,000	1,064
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	8,200	5,613
Texas Pub. Fin. Auth. Rev.:
(Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,030
(Stephen F. Austin State Univ. Proj.) 5% 10/15/14 (MBIA Insured)	1,300	1,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	$ 2,000	$ 2,115
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	10,140
Texas Wtr. Dev. Board Rev.:
Series A, 5.5% 7/15/21	1,700	1,717
Series B, 5.625% 7/15/21	2,010	2,044
Town Ctr. Impt. District Sales & Hotel Occupancy Tax 5.625% 3/1/18 (FGIC Insured)	2,280	2,302
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,109
Waller Independent School District:
5.5% 2/15/26	3,220	3,291
5.5% 2/15/33	4,160	4,205
5.5% 2/15/37	4,820	4,869
Waxahachie Independent School District:
0% 8/15/14	1,460	1,150
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (f)	4,780	2,333
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (f)	3,860	1,759
White Settlement Independent School District 5.75% 8/15/34	1,250	1,265
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35	36
Wylie Independent School District 0% 8/15/20	1,000	534
Ysleta Independent School District 0% 8/15/11	1,100	1,001
		397,427
Utah - 0.4%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,304
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,846
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	3,700	3,586
		11,736
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	1,200	1,237
6.125% 12/1/27 (AMBAC Insured)	2,800	2,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Vermont - continued
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.: - continued
(Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/12 (FSA Insured)	$ 1,000	$ 1,049
5% 12/1/14 (FSA Insured)	1,200	1,258
5% 12/1/15 (FSA Insured)	1,000	1,043
		7,299
Virginia - 0.3%
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (e)	2,750	2,782
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	2,200	2,114
Peninsula Port Auth. Coal Term. Rev. (Dominion Term. Associates Proj.) Series 2003, 5.5%, tender 10/1/11 (d)	5,000	5,000
		9,896
Washington - 3.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	1,500	1,434
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A:
0% 6/1/11 (MBIA Insured)	2,500	2,267
0% 6/1/17 (MBIA Insured)	2,800	1,810
0% 6/1/24 (MBIA Insured)	1,525	586
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(e)	1,000	1,012
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,342
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,683
5.25% 1/1/11 (FSA Insured)	1,715	1,804
5% 1/1/10 (MBIA Insured)	2,000	2,045
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	3,000	1,659
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (Pre-Refunded to 11/1/09 @ 100) (f)	460	476
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2002 B, 6% 7/1/17 (MBIA Insured)	4,000	4,235
Series 2006 A, 5% 7/1/13	5,000	5,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Franklin County Pub. Util. District #001 Elec. Rev.:
5.625% 9/1/21 (MBIA Insured)	$ 145	$ 148
5.625% 9/1/21 (Pre-Refunded to 9/1/12 @ 100) (f)	1,855	2,023
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (e)	1,235	1,264
Series B, 5.25% 1/1/16 (FGIC Insured) (e)	1,000	1,016
King County Gen. Oblig. (Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	2,300	2,185
King County Swr. Rev. Series 2008, 5.75% 1/1/43	12,100	12,325
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	855	868
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/18 (MBIA Insured)	1,000	1,055
5.75% 12/1/20 (MBIA Insured)	1,000	1,037
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	5,743
0% 12/1/12 (FGIC Insured)	6,830	5,828
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,748
Series 2001 C:
5.25% 1/1/16	3,000	3,093
5.25% 1/1/26 (FSA Insured)	11,200	11,296
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,961
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,210
Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,061
(Swedish Health Svcs. Proj.) Series 1998, 5.5% 11/15/12 (AMBAC Insured)	3,000	3,036
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series B:
0% 7/1/10	16,000	15,206
0% 7/1/10	2,250	2,138
0% 7/1/12 (MBIA Insured)	4,000	3,465
		108,348
West Virginia - 0.2%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (f)	1,100	767
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Commissioner of Hwys. Spl. Oblig. Series A, 5% 9/1/12 (FSA Insured)	$ 1,500	$ 1,566
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,291
West Virginia State School Bldg. Auth. Rev. Series A, 5% 7/1/14 (FGIC Insured)	2,815	2,946
		6,570
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	1,905	1,922
6.375% 6/1/32	1,300	1,230
Menasha Joint School District:
5.5% 3/1/19 (FSA Insured)	60	62
5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (f)	970	1,028
Wisconsin Gen. Oblig. Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (f)	1,000	1,062
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	846
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/12 (Pre-Refunded to 2/15/12 @ 101) (f)	1,760	1,905
6% 8/15/14 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,090
6% 8/15/16 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000	1,090
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	1,600	1,757
Series 2003 A, 5.5% 8/15/14	1,775	1,776
Series 2006 A, 5% 8/15/12	4,795	4,765
		18,533
TOTAL MUNICIPAL BONDS (Cost $2,767,043)		2,715,187
Municipal Notes - 3.8%
	Principal Amount (000s)	Value (000s)
Florida - 1.5%
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 2007 A2, 4.75% (FSA Insured), VRDN (d)	$ 23,000	$ 23,000
Series 2008 D, 5.5%, LOC SunTrust Banks, Inc., VRDN (d)	20,000	20,000
		43,000
New York - 1.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 BB2, 9%, LOC Landesbank Hessen-Thuringen, VRDN (d)	35,000	35,000
Tennessee - 1.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2008, 4.5%, LOC Bank of America NA, VRDN (d)	29,490	29,490
TOTAL MUNICIPAL NOTES (Cost $107,490)		107,490
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,874,533)		2,822,677
NET OTHER ASSETS - 0.6%		16,444
NET ASSETS - 100%		$ 2,839,121
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,822,677	$ -	$ 2,822,677	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,874,351,000. Net unrealized depreciation aggregated $51,674,000, of which $22,161,000 related to appreciated investment securities and $73,835,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Strategic Income Fund

September 30, 2008

1.808788.104

FSN-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 26.9%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		$ 5,055	$ 2,881
6% 5/1/15		18,445	8,531
ON Semiconductor Corp. 0% 4/15/24		620	579
Spansion, Inc. 2.25% 6/15/16 (g)		3,590	1,049
			13,040
Nonconvertible Bonds - 26.7%
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		3,480	2,575
Visteon Corp. 7% 3/10/14		9,665	4,736
			7,311
Automobiles - 0.2%
Ford Motor Co.:
7.125% 11/15/25		160	65
7.4% 11/1/46		1,025	374
7.45% 7/16/31		7,175	3,085
7.5% 8/1/26		460	186
8.875% 1/15/22		880	392
8.9% 1/15/32		395	198
General Motors Corp.:
6.75% 5/1/28		1,720	550
7.125% 7/15/13		2,960	1,362
7.4% 9/1/25		3,240	1,166
8.25% 7/15/23		3,430	1,346
			8,724
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,695	2,506
Mac-Gray Corp. 7.625% 8/15/15		850	808
			3,314
Hotels, Restaurants & Leisure - 1.3%
Cap Cana SA 9.625% 11/3/13 (g)		1,825	1,077
Carrols Corp. 9% 1/15/13		4,090	3,436
Gaylord Entertainment Co.:
6.75% 11/15/14		2,620	2,227
8% 11/15/13		2,055	1,819
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
5.875% 2/27/14		$ 2,370	$ 1,671
6.625% 7/15/15		2,040	1,408
6.75% 4/1/13		960	758
6.875% 4/1/16		495	342
7.5% 6/1/16		4,100	2,932
7.625% 1/15/17		2,120	1,526
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,040	2,098
OSI Restaurant Partners, Inc. 10% 6/15/15		11,055	4,975
Scientific Games Corp. 6.25% 12/15/12		880	774
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,380	925
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		4,920	4,502
Six Flags, Inc.:
8.875% 2/1/10		7,175	5,381
9.625% 6/1/14		605	339
Station Casinos, Inc.:
6% 4/1/12		5,320	3,006
6.5% 2/1/14		9,994	3,098
6.625% 3/15/18		10,340	3,205
6.875% 3/1/16		10,977	3,403
7.75% 8/15/16		9,000	4,883
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		5,231	4,656
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		3,280	3,272
Vail Resorts, Inc. 6.75% 2/15/14		6,165	5,672
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,435	502
9% 1/15/12		770	501
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,082	855
			69,243
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (g)		$ 260	$ 255
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,175	1,936
			2,191
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		950	793
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		2,570	2,525
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		7,030	7,100
CanWest Media, Inc. 8% 9/15/12		1,130	927
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		16,784	11,245
11% 10/1/15		275	184
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		9,780	8,704
10.25% 9/15/10		4,440	3,996
10.25% 10/1/13		5,395	4,532
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		3,395	3,327
Clear Channel Communications, Inc.:
4.9% 5/15/15		3,405	1,013
5.5% 9/15/14		4,640	1,438
5.5% 12/15/16		2,205	816
5.75% 1/15/13		2,650	1,179
6.875% 6/15/18		2,480	942
7.25% 10/15/27		2,790	1,032
10.75% 8/1/16 (g)		9,805	5,380
CSC Holdings, Inc.:
6.75% 4/15/12		2,445	2,249
7.625% 7/15/18		4,335	3,771
7.875% 2/15/18		5,485	4,882
EchoStar Communications Corp.:
6.625% 10/1/14		10,955	8,709
7% 10/1/13		3,460	2,976
7.125% 2/1/16		24,025	19,340
Haights Cross Communications, Inc. 0% 8/15/11 (e)		2,480	1,612
iesy Repository GmbH 10.375% 2/15/15 (g)		1,300	1,248
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
8.25% 2/1/30		$ 1,960	$ 1,323
8.5% 7/15/29		1,730	1,223
MediMedia USA, Inc. 11.375% 11/15/14 (g)		770	758
Nielsen Finance LLC/Nielsen Finance Co. 0% 8/1/16 (e)		6,000	3,930
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		4,230	4,315
10.375% 9/1/14 (g)		6,805	7,145
Sun Media Corp. Canada 7.625% 2/15/13		2,000	1,780
The Reader's Digest Association, Inc. 9% 2/15/17		2,710	1,531
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		19,220	15,376
			136,508
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		3,495	3,449
Specialty Retail - 0.3%
Claire's Stores, Inc.:
9.25% 6/1/15		1,920	883
10.375% 6/1/15 pay-in-kind		2,755	689
Michaels Stores, Inc.:
0% 11/1/16 (e)		400	104
10% 11/1/14		11,505	7,191
11.375% 11/1/16		5,830	2,755
Toys 'R' US, Inc. 7.875% 4/15/13		2,385	1,884
			13,506
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
8.875% 4/1/16		1,535	1,236
9.75% 1/15/15		1,070	942
			2,178
TOTAL CONSUMER DISCRETIONARY			247,217
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		$ 150	$ 109
16% 3/27/12 (g)		1,672	1,211
			1,320
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		3,070	1,566
9.5% 6/15/17		5,080	2,591
Tesco PLC 5.875% 9/12/16	EUR	1,500	2,019
			6,176
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,685	1,382
Gruma SA de CV 7.75%		5,450	5,232
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		520	52
Michael Foods, Inc. 8% 11/15/13		610	583
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,005	985
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		340	277
10.625% 4/1/17		840	630
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		4,290	3,475
Smithfield Foods, Inc. 7.75% 7/1/17		2,530	2,125
			14,741
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	262
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	656
TOTAL CONSUMER STAPLES			23,155
ENERGY - 3.3%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,280	2,120
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,470	3,331
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,273
			10,724
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.1%
ANR Pipeline, Inc. 7.375% 2/15/24		$ 2,700	$ 2,997
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		3,570	3,213
Atlas Pipeline Partners LP 8.125% 12/15/15		1,210	1,125
Berry Petroleum Co. 8.25% 11/1/16		2,670	2,243
Chaparral Energy, Inc.:
8.5% 12/1/15		4,660	3,612
8.875% 2/1/17		3,315	2,569
Chesapeake Energy Corp.:
6.5% 8/15/17		15,265	13,586
6.875% 11/15/20		6,675	5,707
7% 8/15/14		1,135	1,067
7.5% 6/15/14		1,115	1,068
7.625% 7/15/13		4,080	3,896
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		3,990	3,930
EXCO Resources, Inc. 7.25% 1/15/11		880	836
Forest Oil Corp. 8% 12/15/11		190	187
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	800	1,072
6.605% 2/13/18	EUR	1,050	1,128
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,355
InterNorth, Inc. 9.625% 3/16/06 (c)		1,490	28
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (g)		1,700	1,496
Mariner Energy, Inc. 8% 5/15/17		1,280	1,082
Massey Energy Co. 6.875% 12/15/13		5,935	5,356
OPTI Canada, Inc. 7.875% 12/15/14		4,005	3,524
Peabody Energy Corp.:
7.375% 11/1/16		5,250	4,935
7.875% 11/1/26		5,250	4,725
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	837
6.625% 6/15/35		2,285	2,074
6.625% 6/15/35 (g)		1,145	1,039
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		6,745	5,868
9.125% 7/15/13		5,460	5,078
Petroleos de Venezuela SA:
5.25% 4/12/17		41,080	22,183
5.375% 4/12/27		10,465	4,552
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. 12% 2/15/18		$ 3,785	$ 3,785
Range Resources Corp. 7.375% 7/15/13		2,945	2,812
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (g)		3,950	3,555
Ship Finance International Ltd. 8.5% 12/15/13		5,525	5,359
Southern Star Central Corp. 6.75% 3/1/16		1,460	1,340
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,145	2,070
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,320	1,135
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,093
7.5% 4/1/17		4,605	4,486
7.625% 4/1/37		1,550	1,376
8.375% 6/15/32		1,570	1,504
TNK-BP Finance SA:
6.875% 7/18/11 (g)		3,915	3,347
7.5% 3/13/13 (Reg. S)		3,740	2,880
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	300
8.875% 7/15/12		1,400	1,484
Venoco, Inc. 8.75% 12/15/11		3,460	2,976
W&T Offshore, Inc. 8.25% 6/15/14 (g)		4,750	3,943
YPF SA 10% 11/2/28		4,745	4,342
			160,155
TOTAL ENERGY			170,879
FINANCIALS - 3.2%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.375% 2/15/13	EUR	830	963
Merrill Lynch & Co., Inc. 4.625% 10/2/13	EUR	1,708	1,856
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	750	882
Morgan Stanley 3.75% 3/1/13	EUR	1,400	1,691
VTB Capital SA 8.25% 6/30/11	EUR	1,000	1,180
			6,572
Commercial Banks - 1.2%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,120	1,973
Anglo Irish Bank Corp. PLC 5.505% 6/25/14 (j)	EUR	1,520	1,589
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,250	$ 1,361
Bancaja Emisiones SA 4.625% (j)	EUR	1,575	1,018
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	6,440	1,825
Bank of Scotland PLC 5.625% 5/23/13	EUR	575	729
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,250	1,661
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	1,150	1,087
Caja Madrid SA 5.231% 10/17/16 (j)	EUR	1,500	1,878
Credit Agricole SA 5.971% 2/1/18	EUR	1,700	2,304
Development Bank of Philippines 8.375% (j)		5,150	4,893
DnB NOR Bank ASA 3.4742% 8/11/09 (j)	CAD	1,500	1,411
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		12,860	9,131
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,810	1,611
Export-Import Bank of India 1.3925% 6/7/12 (j)	JPY	290,000	2,556
Halifax PLC 4.75% 3/24/09	EUR	700	955
HBOS PLC 6.305% 10/18/17 (j)	GBP	754	1,218
HBOS Treasury Services PLC 3.4843% 1/19/10 (j)	CAD	1,500	1,404
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		4,090	3,006
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,735	1,640
Kyivstar GSM 10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		2,015	1,995
Natixis SA 5.212% 1/26/17 (j)	EUR	1,000	1,199
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,100	1,257
St. George Bank Ltd. 6.5% 6/24/13	EUR	1,300	1,829
Standard Chartered Bank 5.419% 3/28/18 (j)	EUR	1,150	1,406
Sumitomo Mitsui Banking Corp. 1.7625% (j)	JPY	100,000	941
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		5,415	4,603
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,045	1,943
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,075	2,007
			60,430
Consumer Finance - 0.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,290	929
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
7% 10/1/13		$ 1,240	$ 762
7.25% 10/25/11		2,280	1,450
7.375% 2/1/11		620	412
7.8% 6/1/12		3,055	1,986
8% 12/15/16		1,860	1,181
General Motors Acceptance Corp.:
6.875% 8/28/12		1,905	757
7% 2/1/12		4,295	1,751
GMAC LLC:
6% 4/1/11		4,160	1,971
6.625% 5/15/12		1,815	726
SLM Corp.:
5.158% 12/15/10 (j)	EUR	1,000	1,013
5.288% 6/17/13 (j)	EUR	562	519
			13,457
Diversified Financial Services - 0.8%
Banca Italease SpA 5.669% 6/28/16 (j)	EUR	1,350	1,633
Bank of America Corp. 7% 7/31/28	GBP	1,200	2,128
BAT International Finance PLC 5.375% 6/29/17	EUR	750	958
Broadgate PLC 6.7125% 10/5/25 (j)	GBP	805	1,038
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		2,340	2,030
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,100	1,187
Citigroup, Inc. 4.25% 2/25/30 (j)	EUR	616	528
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	130	214
8.151% 12/31/30	GBP	300	513
FireKeepers Development Authority 13.875% 5/1/15 (g)		1,320	1,148
Getin Finance PLC 6.967% 5/13/09 (j)	EUR	650	860
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,753	2,450
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,300	1,519
Imperial Tobacco Finance:
5.5% 11/22/16	GBP	800	1,212
7.25% 9/15/14	EUR	1,000	1,379
NCO Group, Inc. 11.875% 11/15/14		1,985	1,489
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		$ 10,200	$ 9,282
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (j)		2,965	2,520
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	80,563	2,856
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	23,600	882
Sedna Finance Corp. 5.708% 3/15/16 (j)	EUR	1,150	0
TMK Capital SA 10% 7/29/11		4,200	3,560
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,800	2,289
UT2 Funding PLC 5.321% 6/30/16	EUR	1,070	1,059
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	530	650
4.375% 5/19/14	EUR	550	645
			44,029
Insurance - 0.1%
Corporacion Mapfre SA 5.921% 7/24/37 (j)	EUR	1,600	1,874
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	2,000	2,343
Novae Group PLC 8.375% 4/27/17 (j)	GBP	400	497
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	500	619
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	974
			6,307
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		4,460	3,969
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,150	4,182
Senior Housing Properties Trust:
7.875% 4/15/15		1,544	1,509
8.625% 1/15/12		3,610	3,610
			13,270
Real Estate Management & Development - 0.3%
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		2,690	1,668
Realogy Corp.:
10.5% 4/15/14		25,980	11,691
11.75% 4/15/14 pay-in-kind		11,240	3,542
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,200	1,472
			18,373
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA:
4.604% (j)	EUR	1,650	$ 1,937
5.558% 12/2/49 (j)	EUR	900	1,153
			3,090
TOTAL FINANCIALS			165,528
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		1,860	1,767
Invacare Corp. 9.75% 2/15/15		1,380	1,352
			3,119
Health Care Providers & Services - 1.0%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind		10,330	7,877
CRC Health Group, Inc. 10.75% 2/1/16		1,840	1,343
DASA Finance Corp. 8.75% 5/29/18 (g)		1,740	1,392
DaVita, Inc. 6.625% 3/15/13		470	442
HCA, Inc.:
9.125% 11/15/14		6,770	6,584
9.25% 11/15/16		6,600	6,419
9.625% 11/15/16 pay-in-kind		1,045	990
Rural/Metro Corp. 9.875% 3/15/15		1,860	1,674
Skilled Healthcare Group, Inc. 11% 1/15/14		1,660	1,643
Sun Healthcare Group, Inc. 9.125% 4/15/15		290	271
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,130	3,247
Tenet Healthcare Corp.:
9.25% 2/1/15		1,280	1,210
9.875% 7/1/14		8,408	8,030
U.S. Oncology, Inc. 9% 8/15/12		1,660	1,610
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		510	442
Vanguard Health Holding Co. II LLC 9% 10/1/14		6,875	6,652
			49,826
Pharmaceuticals - 0.1%
Bayer AG 5.062% 4/10/10 (j)	EUR	1,100	1,531
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		2,105	1,895
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12 (c)		$ 2,435	$ 122
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,750	2,292
			5,840
TOTAL HEALTH CARE			58,785
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		730	467
Orbimage Holdings, Inc. 12.6538% 7/1/12 (j)		2,250	2,329
			2,796
Airlines - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		730	460
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		15,695	196
10% 8/15/08 (a)		1,130	14
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,312	6,234
8.021% 8/10/22		4,334	3,077
Northwest Airlines Corp. 10% 2/1/09 (a)		1,715	17
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,250	6
8.875% 6/1/06 (a)		1,240	12
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,001	1,321
8.028% 11/1/17		940	583
			11,920
Building Products - 0.3%
Compagnie de St. Gobain 5.212% 4/11/12 (j)	EUR	1,100	1,438
Nortek, Inc.:
8.5% 9/1/14		9,595	5,421
10% 12/1/13 (g)		4,260	3,770
NTK Holdings, Inc. 0% 3/1/14 (e)		5,440	2,366
			12,995
Commercial Services & Supplies - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		200	187
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc. 7.125% 5/15/16		$ 2,920	$ 2,723
Browning-Ferris Industries, Inc. 9.25% 5/1/21		250	258
Cenveo Corp. 10.5% 8/15/16 (g)		2,355	2,178
Iron Mountain, Inc.:
6.625% 1/1/16		14,115	13,268
8.625% 4/1/13		1,080	1,064
West Corp. 9.5% 10/15/14		7,760	6,208
			25,886
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,582
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,500	1,770
			3,352
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12		930	846
General Cable Corp. 7.125% 4/1/17		610	567
Sensus Metering Systems, Inc. 8.625% 12/15/13		865	804
SGL Carbon AG 6.215% 5/15/15 (j)	EUR	1,300	1,647
			3,864
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	1,800	2,163
Sequa Corp.:
11.75% 12/1/15 (g)		9,105	7,648
13.5% 12/1/15 pay-in-kind (g)		3,137	2,602
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (j)	GBP	950	1,456
			13,869
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,410	1,396
Cummins, Inc. 7.125% 3/1/28		2,195	2,101
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,195	1,058
9.5% 8/1/14		3,390	3,119
			7,674
Marine - 0.2%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	2,325	2,312
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,020	3,538
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		$ 2,360	$ 2,124
US Shipping Partners LP 13% 8/15/14		2,855	1,199
			9,173
Professional Services - 0.0%
FTI Consulting, Inc. 7.75% 10/1/16		1,270	1,295
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,500	1,448
7.625% 12/1/13		1,540	1,478
Kansas City Southern Railway Co. 7.5% 6/15/09		3,400	3,400
TFM SA de CV 9.375% 5/1/12		5,360	5,494
			11,820
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,400	1,769
Penhall International Corp. 12% 8/1/14 (g)		1,360	870
VWR Funding, Inc. 10.25% 7/15/15		3,830	3,217
			5,856
TOTAL INDUSTRIALS			110,500
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.5%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		2,770	2,687
Lucent Technologies, Inc.:
6.45% 3/15/29		18,085	11,032
6.5% 1/15/28		7,515	4,584
Nortel Networks Corp.:
7.0406% 7/15/11 (j)		3,400	2,193
10.125% 7/15/13		3,370	2,039
10.75% 7/15/16		3,400	1,938
10.75% 7/15/16 (g)		4,315	2,460
			26,933
Electronic Equipment & Components - 0.1%
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		4,950	4,467
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
Ceridian Corp.:
11.25% 11/15/15 (g)		$ 3,235	$ 2,620
12.25% 11/15/15 pay-in-kind (g)(j)		765	612
Iron Mountain, Inc. 8.75% 7/15/18		4,640	4,710
SunGard Data Systems, Inc. 9.125% 8/15/13		6,770	6,110
Unisys Corp.:
8% 10/15/12		755	612
12.5% 1/15/16		2,625	2,494
			17,158
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		10,920	9,930
Xerox Corp. 7.625% 6/15/13		11,435	11,378
			21,308
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. 9.25% 6/1/16		4,815	4,093
ASML Holding NV 5.75% 6/13/17	EUR	2,600	2,864
Avago Technologies Finance Ltd.:
8.3106% 6/1/13 (j)		840	832
10.125% 12/1/13		3,305	3,338
11.875% 12/1/15		5,285	5,444
Freescale Semiconductor, Inc.:
8.875% 12/15/14		30,270	20,886
9.125% 12/15/14 pay-in-kind		24,185	15,237
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0688% 12/15/11 (j)		670	228
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	1,199
NXP BV:
7.875% 10/15/14		1,800	1,224
9.5% 10/15/15		14,205	7,387
Spansion LLC 11.25% 1/15/16 (g)		3,550	2,041
Viasystems, Inc. 10.5% 1/15/11		5,785	5,438
			70,211
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		790	458
TOTAL INFORMATION TECHNOLOGY			140,535
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 3.1%
Chemicals - 0.9%
Georgia Gulf Corp.:
7.125% 12/15/13		$ 1,055	$ 612
9.5% 10/15/14		4,565	2,876
Huntsman LLC 11.625% 10/15/10		641	641
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		5,505	5,340
MacDermid, Inc. 9.5% 4/15/17 (g)		450	378
Momentive Performance Materials, Inc.:
9.75% 12/1/14		22,220	17,332
10.875% 12/1/14 pay-in-kind		4,545	3,288
11.5% 12/1/16		18,420	12,526
Sterling Chemicals, Inc. 10.25% 4/1/15		1,440	1,440
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		2,900	957
			45,390
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		920	672
Berry Plastics Holding Corp.:
8.875% 9/15/14		6,805	5,070
10.25% 3/1/16		3,380	2,062
BWAY Corp. 10% 10/15/10		2,380	2,285
Constar International, Inc. 11% 12/1/12		2,665	400
Crown Cork & Seal, Inc.:
7.5% 12/15/96		4,010	2,867
8% 4/15/23		4,615	3,900
Crown European Holdings SA 6.25% 9/1/11	EUR	1,800	2,377
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		2,995	2,875
8.25% 5/15/13		1,755	1,746
Vitro SAB de CV:
8.625% 2/1/12		9,935	7,650
9.125% 2/1/17		2,000	1,280
			33,184
Metals & Mining - 1.4%
Aleris International, Inc. 9% 12/15/14		2,510	1,531
Compass Minerals International, Inc. 12% 6/1/13		1,777	1,777
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		4,435	4,590
Evraz Group SA 8.875% 4/24/13 (g)		9,830	7,569
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.:
10% 9/1/13 (g)		$ 3,360	$ 3,158
10.625% 9/1/16 (g)		7,865	7,590
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		5,185	5,302
8.25% 4/1/15		3,680	3,616
8.375% 4/1/17		22,140	21,753
Gerdau SA 8.875% (g)		3,190	3,062
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,699
Ispat Inland ULC 9.75% 4/1/14		1,385	1,454
RathGibson, Inc. 11.25% 2/15/14		2,510	2,284
			70,385
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		5,835	5,835
Glatfelter 7.125% 5/1/16		510	479
NewPage Corp. 9.0506% 5/1/12 (j)		2,460	2,288
Solo Cup Co. 8.5% 2/15/14		1,770	1,416
			10,018
TOTAL MATERIALS			158,977
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.4%
Citizens Communications Co.:
7.875% 1/15/27		2,505	1,954
9% 8/15/31		3,545	2,712
Indosat Finance Co. BV 7.75% 11/5/10		2,665	2,598
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (g)		20,239	15,261
Intelsat Corp.:
9.25% 8/15/14 (g)		4,305	4,057
9.25% 6/15/16 (g)		3,725	3,469
Intelsat Ltd. 11.25% 6/15/16		10,960	10,713
Level 3 Financing, Inc.:
8.75% 2/15/17		260	179
12.25% 3/15/13		1,070	942
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		4,920	4,625
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,815	1,615
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.:
6.875% 11/15/28		$ 6,595	$ 4,452
8.75% 3/15/32		15,825	12,344
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	3,023	543
U.S. West Communications 7.25% 10/15/35		515	361
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		6,800	6,868
			72,693
Wireless Telecommunication Services - 2.5%
American Tower Corp. 7.125% 10/15/12		6,245	6,167
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		3,220	3,188
Cricket Communications, Inc.:
9.375% 11/1/14		6,550	6,354
9.375% 11/1/14		2,215	2,149
10% 7/15/15 (g)		3,645	3,445
Digicel Group Ltd.:
8.875% 1/15/15 (g)		3,900	3,198
9.125% 1/15/15 pay-in-kind (g)(j)		4,529	3,713
9.25% 9/1/12 (g)		2,370	2,346
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		15,695	14,832
11.5% 6/15/16 (g)		555	533
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		3,015	2,834
8.875% 1/15/15 (g)		9,595	8,923
MetroPCS Wireless, Inc. 9.25% 11/1/14		11,350	10,612
Millicom International Cellular SA 10% 12/1/13		17,790	18,591
Nextel Communications, Inc.:
5.95% 3/15/14		13,885	9,303
7.375% 8/1/15		17,395	11,481
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		7,380	4,207
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telecom Personal SA 9.25% 12/22/10 (g)		$ 13,875	$ 13,389
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		5,495	4,231
			129,496
TOTAL TELECOMMUNICATION SERVICES			202,189
UTILITIES - 1.9%
Electric Utilities - 0.9%
AES Gener SA 7.5% 3/25/14		4,920	4,920
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,845	3,864
Edison Mission Energy:
7.5% 6/15/13		8,105	7,821
7.75% 6/15/16		4,535	4,331
Energy Future Holdings:
10.875% 11/1/17 (g)		4,730	4,281
11.25% 11/1/17 pay-in-kind (g)(j)		6,790	5,704
Intergen NV 9% 6/30/17 (g)		6,890	6,752
Majapahit Holding BV 7.75% 10/17/16		2,800	2,436
National Power Corp. 6.875% 11/2/16 (g)		4,900	4,410
			44,519
Gas Utilities - 0.6%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		4,215	3,140
6.875% 11/4/11 (Reg. S)		8,215	7,182
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	7,996
8% 3/1/32		7,365	6,854
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		8,670	6,156
			31,328
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15		4,740	4,361
8% 10/15/17		11,840	10,922
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		3,980	80
6.4% 7/15/06 (c)		5,595	105
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
6.625% 11/15/05 (c)		$ 3,510	$ 66
6.725% 11/17/08 (c)(j)		1,090	11
6.75% 8/1/09 (c)		880	17
6.875% 10/15/07 (c)		2,120	40
6.95% 7/15/28 (c)		1,920	19
7.125% 5/15/07 (c)		375	7
7.375% 5/15/19 (c)		2,200	41
7.875% 6/15/03 (c)		375	7
9.125% 4/1/03 (c)		80	2
9.875% 6/5/03 (c)		345	6
NRG Energy, Inc.:
7.25% 2/1/14		590	540
7.375% 2/1/16		1,070	968
Reliant Energy, Inc.:
7.625% 6/15/14		3,885	2,933
7.875% 6/15/17		395	292
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,404	1,207
			21,624
Multi-Utilities - 0.0%
Utilicorp United, Inc. 7.95% 2/1/11 (f)		50	50
TOTAL UTILITIES			97,521
TOTAL NONCONVERTIBLE BONDS			1,375,286
TOTAL CORPORATE BONDS (Cost $1,644,604)			1,388,326
U.S. Government and Government Agency Obligations - 19.1%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
2.5% 4/9/10		3,035	3,005
2.875% 10/12/10		9,199	9,157
3% 7/12/10		4,000	3,991
3.25% 2/10/10		1,259	1,260
3.25% 8/12/10		26,940	27,003
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.375% 5/19/11		$ 20,260	$ 20,302
3.625% 8/15/11		25,000	25,173
3.625% 2/12/13		29,105	28,811
3.875% 12/10/09		43,980	44,386
3.875% 7/12/13		3,190	3,182
4.25% 5/15/09		5,570	5,601
4.75% 11/19/12		7,000	7,239
4.875% 5/18/12		5,000	5,193
6% 5/15/11		8,215	8,770
Federal Home Loan Bank 3.625% 12/17/10		15,250	15,321
Freddie Mac:
3.25% 7/16/10		1,540	1,543
3.75% 6/28/13		5,000	4,961
3.875% 6/29/11		15,847	16,063
4.5% 1/15/14		46,434	47,425
4.875% 6/13/18		20,452	20,728
5% 2/16/17		11,300	11,452
5.5% 8/23/17		15,500	16,399
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,389
Private Export Funding Corp. secured:
4.974% 8/15/13		2,110	2,172
5.685% 5/15/12		1,765	1,869
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		1,045	1,041
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			340,436
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds:
4.375% 2/15/38		13,000	13,166
4.5% 5/15/38		5,000	5,162
6.125% 8/15/29		89,100	109,823
6.25% 8/15/23 (i)		61,750	74,143
U.S. Treasury Notes:
1.75% 3/31/10		19,235	19,191
2.375% 8/31/10		14,000	14,107
2.625% 5/31/10		20,988	21,222
2.75% 7/31/10		3,047	3,094
2.75% 2/28/13		92,207	91,732
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.875% 6/30/10		$ 2,737	$ 2,782
3.125% 8/31/13		33,800	34,059
3.375% 6/30/13		22,261	22,708
3.875% 5/15/18		10,760	10,831
4% 8/15/18		2,225	2,257
4.25% 11/15/17		6,000	6,218
4.5% 4/30/12		6,500	6,929
4.625% 7/31/12		4,000	4,286
4.75% 8/15/17		129,708	139,031
5.125% 5/15/16		56,960	62,683
TOTAL U.S. TREASURY OBLIGATIONS			643,424
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $971,345)			983,860
U.S. Government Agency - Mortgage Securities - 8.3%

Fannie Mae - 4.3%
3.724% 9/1/33 (j)		455	455
3.907% 5/1/34 (j)		638	644
3.918% 5/1/34 (j)		838	848
3.978% 9/1/33 (j)		884	878
4% 9/1/13 to 5/1/20		3,965	3,830
4.101% 5/1/34 (j)		1,560	1,578
4.111% 9/1/33 (j)		1,422	1,432
4.171% 8/1/33 (j)		562	563
4.207% 9/1/33 (j)		990	1,000
4.21% 5/1/35 (j)		8,627	8,524
4.246% 8/1/35 (j)		2,437	2,453
4.251% 6/1/33 (j)		1,419	1,420
4.254% 8/1/33 (j)		629	626
4.287% 11/1/34 (j)		1,504	1,503
4.342% 10/1/19 (j)		188	190
4.378% 5/1/35 (j)		252	255
4.393% 10/1/33 (j)		755	752
4.406% 6/1/33 (j)		1,433	1,438
4.414% 5/1/35 (j)		1,947	1,947
4.483% 11/1/33 (j)		207	210
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.487% 12/1/34 (j)		$ 87	$ 87
4.493% 1/1/35 (j)		863	872
4.5% 3/1/18 to 11/1/19		4,722	4,660
4.506% 3/1/35 (j)		4,123	4,174
4.579% 1/1/35 (j)		1,583	1,600
4.663% 8/1/34 (j)		2,404	2,396
4.693% 2/1/35 (j)		1,080	1,094
4.702% 2/1/35 (j)		2,398	2,405
4.728% 2/1/36 (j)		2,053	2,078
4.731% 10/1/35 (j)		221	220
4.741% 1/1/35 (j)		839	845
4.75% 7/1/35 (j)		556	556
4.761% 7/1/35 (j)		578	579
4.775% 3/1/35 (j)		950	953
4.786% 7/1/35 (j)		798	799
4.812% 6/1/35 (j)		1,154	1,157
4.824% 9/1/34 (j)		639	645
4.833% 10/1/34 (j)		1,543	1,562
4.835% 4/1/35 (j)		1,459	1,479
4.85% 7/1/34 (j)		828	838
4.85% 1/1/35 (j)		517	520
4.868% 7/1/35 (j)		987	994
4.874% 5/1/35 (j)		278	282
4.881% 3/1/33 (j)		408	409
4.889% 11/1/35 (j)		1,591	1,613
4.934% 5/1/35 (j)		925	927
4.939% 8/1/34 (j)		813	824
4.947% 8/1/35 (j)		1,761	1,803
4.984% 2/1/34 (j)		1,266	1,271
4.984% 3/1/35 (j)		899	907
4.985% 2/1/35 (j)		932	942
5% 2/1/14 to 4/1/22		1,233	1,228
5.002% 5/1/35 (j)		2,291	2,311
5.011% 12/1/32 (j)		1,241	1,256
5.047% 10/1/35 (j)		1,066	1,072
5.072% 7/1/34 (j)		278	281
5.08% 3/1/37 (j)		10,542	10,605
5.096% 10/1/35 (j)		593	597
5.128% 10/1/35 (j)		662	666
5.169% 3/1/36 (j)		2,156	2,170
5.172% 8/1/34 (j)		1,024	1,040
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5.179% 7/1/35 (j)		$ 2,434	$ 2,449
5.224% 5/1/35 (j)		811	817
5.266% 12/1/36 (j)		415	421
5.274% 7/1/35 (j)		4,680	4,718
5.306% 3/1/36 (j)		5,561	5,609
5.336% 7/1/35 (j)		338	343
5.343% 2/1/37 (j)		454	462
5.347% 2/1/36 (j)		124	126
5.389% 2/1/37 (j)		2,260	2,297
5.4% 4/1/36 (j)		741	762
5.469% 2/1/37 (j)		3,116	3,179
5.5% 12/1/13 to 6/1/20 (h)		51,062	51,913
5.502% 6/1/47 (j)		335	341
5.518% 11/1/36 (j)		680	693
5.577% 4/1/37 (j)		1,854	1,882
5.63% 4/1/36 (j)		2,147	2,177
5.632% 2/1/36 (j)		549	556
5.659% 6/1/36 (j)		1,226	1,242
5.784% 5/1/36 (j)		453	458
5.785% 3/1/36 (j)		4,385	4,450
5.8% 1/1/36 (j)		311	314
5.808% 5/1/36 (j)		3,086	3,131
5.813% 6/1/35 (j)		1,907	1,953
5.822% 9/1/36 (j)		853	868
5.892% 12/1/36 (j)		792	804
5.902% 5/1/36 (j)		1,511	1,534
5.954% 5/1/36 (j)		520	529
6% 5/1/12 to 4/1/21		4,155	4,288
6.013% 4/1/36 (j)		8,703	8,855
6.081% 3/1/37 (j)		914	930
6.156% 4/1/36 (j)		859	875
6.226% 3/1/37 (j)		295	299
6.252% 6/1/36 (j)		127	129
6.313% 6/1/36 (j)		17,638	17,991
6.5% 5/1/12 to 9/1/32		3,644	3,771
7.5% 5/1/37		673	711
TOTAL FANNIE MAE			223,140
Freddie Mac - 4.0%
3.792% 5/1/35 (j)		1,412	1,414
3.995% 7/1/33 (j)		1,303	1,307
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
4% 5/1/19 to 11/1/20		$ 4,182	$ 3,998
4.008% 4/1/34 (j)		2,488	2,468
4.298% 1/1/35 (j)		2,119	2,147
4.363% 6/1/33 (j)		640	640
4.492% 7/1/35 (j)		959	957
4.5% 8/1/33		611	577
4.557% 5/1/33 (j)		1,814	1,820
4.666% 9/1/36 (j)		511	512
4.79% 2/1/36 (j)		218	218
4.801% 3/1/35 (j)		493	496
4.885% 10/1/35 (j)		913	929
5% 3/1/18 to 9/1/38 (h)		92,212	90,181
5.009% 4/1/35 (j)		1,855	1,859
5.022% 4/1/35 (j)		94	93
5.027% 4/1/35 (j)		1,770	1,784
5.028% 7/1/35 (j)		2,878	2,907
5.034% 1/1/37 (j)		4,427	4,483
5.037% 10/1/36 (j)		901	918
5.103% 7/1/35 (j)		643	646
5.203% 9/1/35 (j)		520	522
5.258% 2/1/36 (j)		56	56
5.277% 12/1/33 (j)		1,354	1,361
5.415% 3/1/37 (j)		295	295
5.454% 4/1/37 (j)		348	349
5.481% 1/1/36 (j)		679	685
5.5% 8/1/14 to 6/1/20 (h)		28,091	28,501
5.592% 3/1/36 (j)		3,617	3,651
5.735% 10/1/35 (j)		237	239
5.735% 1/1/36 (j)		304	308
5.752% 5/1/37 (j)		3,800	3,875
5.776% 3/1/37 (j)		1,802	1,826
5.793% 4/1/37 (j)		1,759	1,785
5.797% 5/1/37 (j)		2,219	2,262
5.811% 6/1/37 (j)		1,372	1,389
5.829% 5/1/37 (j)		624	633
5.832% 5/1/37 (j)		282	283
5.949% 4/1/36 (j)		4,566	4,627
6% 7/1/16 to 2/1/19		6,793	7,017
6.006% 6/1/36 (j)		600	608
6.083% 6/1/37 (j)		339	344
6.141% 2/1/37 (j)		577	584
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
6.143% 12/1/36 (j)		$ 4,087	$ 4,137
6.182% 7/1/36 (j)		3,832	3,897
6.218% 5/1/36 (j)		540	549
6.292% 1/1/37 (j)		1,375	1,390
6.383% 7/1/36 (j)		632	642
6.417% 6/1/37 (j)		152	155
6.479% 9/1/36 (j)		2,977	3,033
6.5% 11/1/09 to 3/1/22		6,460	6,694
6.641% 8/1/37 (j)		1,061	1,080
7.513% 4/1/37 (j)		108	111
TOTAL FREDDIE MAC			203,242
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $425,108)			426,382
Asset-Backed Securities - 0.4%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 5.444% 5/25/16 (j)	EUR	400	493
Series 2007-1:
Class B, 5.325% 3/25/17 (j)	EUR	1,000	1,344
Class C, 5.505% 3/25/17 (j)	EUR	700	911
Auto ABS Compartiment Series 2006-1 Class B, 5.213% 7/25/17 (j)	EUR	1,000	1,197
Clock Finance BV Series 2007-1:
Class B2, 5.134% 2/25/15 (j)	EUR	600	719
Class C2, 5.314% 2/25/15 (j)	EUR	300	336
Geldilux Ltd. Series 2007-TS Class C, 5.459% 9/8/14 (j)	EUR	350	397
GLS Ltd. Series 2006-1 Class C, 5.463% 7/15/14 (j)	EUR	400	529
Greene King Finance PLC Series A1, 6.095% 6/15/31 (j)	GBP	1,000	1,369
Lambda Finance BV Series 2005-1X Class C1, 6.3819% 11/15/29 (j)	GBP	500	747
Leek Finance PLC:
Series 17X Class A2A, 6.0919% 12/21/37 (j)	GBP	200	323
Series 18X Class BC, 5.391% 9/21/38 (j)	EUR	600	247
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 5.262% 1/30/40 (j)	EUR	350	464
Class D, 5.462% 1/30/40 (j)	EUR	500	650
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Metrix Funding PLC Series 1X Class A2, 5.178% 2/10/19 (j)	EUR	4,000	$ 5,321
Prime Bricks Series 2007-1:
Class B, 5.262% 1/30/40 (j)	EUR	450	596
Class C, 5.462% 1/30/40 (j)	EUR	450	584
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.629% 3/10/17 (j)	EUR	1,000	1,129
Provide Bricks Series 2007-1 Class B, 5.322% 1/30/40 (j)	EUR	1,300	1,716
Sedna Finance Corp. 5.625% 12/23/14 (j)	EUR	500	0
Southern Gas Networks PLC Class A1, 5.198% 10/21/10 (j)	EUR	1,350	1,854
Stichting Mars Series 2006 Class C, 5.275% 8/28/14 (j)	EUR	900	1,051
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	99
Volkswagen Car Lease Series 9 Class B, 4.713% 4/21/12 (Reg. S) (j)	EUR	254	349
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.6956% 10/25/45 (j)	GBP	456	486
TOTAL ASSET-BACKED SECURITIES (Cost $25,706)			22,911
Collateralized Mortgage Obligations - 3.6%

Private Sponsor - 0.3%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 5.234% 2/17/52 (j)	EUR	650	763
Series 2006-1X Class 2C, 5.314% 2/17/52 (j)	EUR	400	560
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.393% 4/12/56 (j)	EUR	550	621
B-Arena NV Series 2006-1 Class A, 5.058% 4/22/44 (j)	EUR	4,000	5,433
EPIC PLC Series BROD Class D, 5.437% 1/22/16 (j)	EUR	275	339
Gracechurch Mortgage Financing PLC:
Series 2006-1 Class C3, 5.233% 11/20/56 (j)	EUR	1,200	1,442
Series 2007-1X Class 2D2, 5.363% 11/20/56 (j)	EUR	1,000	1,248
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.813% 7/15/40 (j)	EUR	167	231
RMAC PLC Series 2005-NS4X Class M2A, 6.2338% 12/12/43 (j)	GBP	1,358	1,890
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Private Sponsor - continued
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 5.9738% 6/12/44 (j)	GBP	1,250	$ 1,430
Shield BV Series 1 Class C, 5.348% 1/20/14 (j)	EUR	1,400	1,757
TOTAL PRIVATE SPONSOR			15,714
U.S. Government Agency - 3.3%
Fannie Mae:
floater Series 2007-95 Class A1, 3.4569% 8/27/36 (j)		7,062	6,982
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,085	7,868
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,194	1,205
Series 2002-11:
Class QC, 5.5% 3/25/17		2,490	2,516
Class UC, 6% 3/25/17		1,824	1,845
Series 2002-18 Class PC, 5.5% 4/25/17		3,550	3,609
Series 2002-61 Class PG, 5.5% 10/25/17		4,105	4,130
Series 2002-71 Class UC, 5% 11/25/17		6,756	6,689
Series 2002-9 Class PC, 6% 3/25/17		177	179
Series 2003-113:
Class PD, 4% 2/25/17		4,385	4,372
Class PE, 4% 11/25/18		1,360	1,261
Series 2003-122 Class OL, 4% 12/25/18		1,000	938
Series 2003-128 Class NE, 4% 12/25/16		2,295	2,282
Series 2003-70 Class BJ, 5% 7/25/33		815	764
Series 2003-85 Class GD, 4.5% 9/25/18		2,815	2,702
Series 2004-80 Class LD, 4% 1/25/19		1,780	1,749
Series 2004-81:
Class KC, 4.5% 4/25/17		1,255	1,256
Class KD, 4.5% 7/25/18		2,721	2,665
Series 2005-52 Class PB, 6.5% 12/25/34		3,145	3,244
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		626	633
Series 2003-18 Class EY, 5% 6/25/17		2,517	2,516
Series 2004-95 Class AN, 5.5% 1/25/25		1,691	1,710
Series 2005-117, Class JN, 4.5% 1/25/36		735	645
Series 2005-29 Class KA, 4.5% 2/25/35		4,487	4,431
Series 2005-47 Class AK, 5% 6/25/20		6,980	6,806
Series 2006-72 Class CY, 6% 8/25/26		2,160	2,140
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		$ 337	$ 339
Series 2115 Class PE, 6% 1/15/14		130	134
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 2.9875% 1/15/30 (j)		4,660	4,618
Series 2630 Class FL, 2.9875% 6/15/18 (j)		92	92
Series 2861 Class GF, 2.7875% 1/15/21 (j)		2,668	2,659
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		664	668
Series 2378 Class PE, 5.5% 11/15/16		6,303	6,346
Series 2381 Class OG, 5.5% 11/15/16		531	534
Series 2390 Class CH, 5.5% 12/15/16		1,703	1,716
Series 2425 Class JH, 6% 3/15/17		910	919
Series 2628 Class OE, 4.5% 6/15/18		1,420	1,388
Series 2695 Class DG, 4% 10/15/18		3,475	3,246
Series 2831 Class PB, 5% 7/15/19		3,590	3,504
Series 2866 Class XE, 4% 12/15/18		4,004	3,938
Series 2996 Class MK, 5.5% 6/15/35		715	726
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		957	950
Series 2467 Class NB, 5% 7/15/17		1,405	1,398
Series 2546 Class C, 5% 12/15/17		2,330	2,316
Series 2564 Class HJ, 5% 2/15/18		2,000	1,957
Series 2569 Class HB, 5% 9/15/16		3,746	3,766
Series 2570 Class CU, 4.5% 7/15/17		265	265
Series 2572 Class HK, 4% 2/15/17		370	370
Series 2617 Class GW, 3.5% 6/15/16		217	217
Series 2627:
Class BG, 3.25% 6/15/17		177	171
Class KP, 2.87% 12/15/16		178	173
Series 2685 Class ND, 4% 10/15/18		1,570	1,460
Series 2773 Class TA, 4% 11/15/17		2,354	2,326
Series 2849 Class AL, 5% 5/15/18		1,318	1,312
Series 2860 Class CP, 4% 10/15/17		314	313
Series 2930 Class KT, 4.5% 2/15/20		7,035	6,421
Series 2937 Class HJ, 5% 10/15/19		1,288	1,295
Series 3266:
Class C, 5% 2/15/20		1,194	1,191
Class D, 5% 1/15/22		13,435	12,893
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3401 Class EB, 5% 12/15/22		$ 1,585	$ 1,482
Series 3455 Class MB, 4.5% 6/15/23		23,575	21,567
Series 2715 Class NG, 4.5% 12/15/18		1,000	947
Series 2863 Class DB, 4% 9/15/14		213	208
Series 2975 Class NA, 5% 7/15/23		835	844
TOTAL U.S. GOVERNMENT AGENCY			169,806
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $187,064)			185,520
Commercial Mortgage Securities - 0.3%

Bruntwood Alpha PLC Series 2007-1 Class C, 6.3094% 1/15/17 (j)	GBP	650	902
Canary Wharf Finance II PLC Series 3MUK Class C2, 6.3469% 10/22/37 (j)	GBP	850	1,058
European Property Capital Series 4 Class C, 6.165% 7/20/14 (j)	GBP	270	436
German Residential Asset Note Distributor PLC Series 1 Class A, 5.198% 7/20/16 (j)	EUR	1,159	1,528
JLOC 36 LLC Reg. S Class B, 1.3238% 2/16/16 (j)	JPY	75,670	683
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3019% 1/15/15 (j)	JPY	84,100	773
London & Regional Debt Securitisation No. 1 PLC Class A, 6.0294% 10/15/14 (j)	GBP	550	865
Opera Finance (CMH) PLC Class B, 5.047% 1/15/15 (j)	EUR	1,100	1,315
Opera Finance PLC 6.0888% 7/31/13 (j)	GBP	1,465	2,432
Paris Prime Community Real Estate Series 2006-1 Class B, 5.207% 4/22/14 (g)(j)	EUR	721	914
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.0194% 7/15/16 (j)	GBP	2,000	3,005
Rivoli Pan Europe PLC Series 2006-1 Class B 5.248% 8/3/18 (j)	EUR	550	673
Silver Maple Investment Co. Ltd. Class 2A, 5.121% 4/30/14 (j)	EUR	700	879
Skyline BV Series 2007-1 Class D, 5.767% 7/22/43 (j)	EUR	1,000	915
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,897)			16,378
Foreign Government and Government Agency Obligations - 20.0%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	20,390	$ 2,992
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,706	3,822
par 1.33% 12/31/38 (f)		8,480	2,120
7% 3/28/11		73,520	54,319
7% 9/12/13		51,580	34,864
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,864
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,250,000	0
value recovery B rights 1/2/21 (l)		1,250,000	0
Brazilian Federative Republic:
6% 9/15/13		1,833	1,760
8.25% 1/20/34		4,230	4,790
8.75% 2/4/25		3,849	4,503
10% 1/1/10	BRL	6,719	3,354
12.25% 3/6/30		6,720	10,433
12.75% 1/15/20		2,025	2,967
British Columbia Province 5.7% 6/18/29	CAD	10,000	10,104
Canadian Government:
3.75% 6/1/09	CAD	33,350	31,510
5% 6/1/14	CAD	41,000	41,834
5% 6/1/37	CAD	16,500	17,525
5.75% 6/1/29	CAD	10,000	11,283
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		1,416	1,211
warrants 11/15/20 (a)(l)		2,750	578
Colombian Republic:
7.375% 9/18/37		3,675	3,675
11.75% 3/1/10	COP	1,845,000	858
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		3,925	3,219
Dominican Republic:
3.6713% 8/30/24 (j)		3,468	3,243
9.04% 1/23/18 (g)		7,028	6,624
9.5% 9/27/11 (Reg. S)		4,973	4,924
Ecuador Republic:
5% 2/28/25		1,450	863
10% 8/15/30 (Reg. S)		10,365	7,463
12% 11/15/12 (Reg. S)		2,350	2,139
French Republic:
3.5% 4/25/15	EUR	10,800	14,644
4% 4/25/18	EUR	12,700	17,385
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Gabonese Republic 8.2% 12/12/17 (g)		$ 8,910	$ 8,286
Georgia Republic 7.5% 4/15/13		1,040	879
German Federal Republic:
2.5% 10/8/10	EUR	19,800	27,359
3.5% 4/12/13	EUR	33,000	45,957
4.25% 7/4/39	EUR	19,250	25,515
4.75% 7/4/34	EUR	3,500	4,985
5.5% 1/4/31	EUR	2,550	3,977
5.625% 1/4/28	EUR	22,000	34,631
Ghana Republic 8.5% 10/4/17 (g)		7,215	6,133
Greek Government 4.5% 9/20/37	EUR	6,000	7,341
Indonesian Republic:
6.625% 2/17/37 (g)		3,015	2,322
7.75% 1/17/38 (g)		3,310	2,896
8.5% 10/12/35 (Reg. S)		2,235	2,146
Islamic Republic of Pakistan:
6.75% 2/19/09		11,910	10,243
7.125% 3/31/16 (g)		4,325	1,990
Italian Republic 4.5% 8/1/18	EUR	44,800	61,912
Japan Government:
0.75% 7/20/20 (j)	JPY	600,000	5,067
1.1% 12/20/12	JPY	4,620,000	43,632
1.3% 9/20/12	JPY	700,000	6,667
1.7% 12/20/16	JPY	5,865,000	56,748
2.1% 9/20/27	JPY	1,000,000	9,390
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (j)		9,090	8,817
7.875% 5/20/11 (Reg. S)		3,145	3,106
8.625% 6/20/13 (Reg. S)		6,120	6,044
9% 5/2/14		1,900	1,900
Ontario Province 4.2% 3/8/18	CAD	11,000	9,970
Peruvian Republic 3% 3/7/27 (f)		1,425	1,104
Philippine Republic:
9.5% 2/2/30		2,450	3,020
10.625% 3/16/25		2,570	3,399
Polish Government 5.625% 6/20/18	EUR	8,455	12,317
Republic of Fiji 6.875% 9/13/11		2,905	2,556
Republic of Serbia 3.75% 11/1/24 (f)(g)		9,850	8,422
Russian Federation:
7.5% 3/31/30 (Reg. S)		39,371	40,112
12.75% 6/24/28 (Reg. S)		6,070	9,742
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic:
6.75% 4/3/18		$ 7,325	$ 6,867
6.875% 3/17/36		10,400	9,114
7% 9/26/16		4,390	4,258
7.25% 3/5/38		5,750	5,218
7.375% 2/5/25		9,290	8,895
11.875% 1/15/30		3,705	5,359
14% 1/19/11	TRY	4,670	3,324
UK Treasury GILT:
4.25% 12/7/46	GBP	2,650	4,469
4.5% 3/7/19	GBP	750	1,325
4.5% 12/7/42	GBP	11,745	20,772
4.75% 6/7/10	GBP	16,500	29,689
4.75% 12/7/30	GBP	1,900	3,405
5% 3/7/25	GBP	20,970	38,496
6% 12/7/28	GBP	1,160	2,415
Ukraine Government:
6.385% 6/26/12 (g)		7,735	6,459
6.75% 11/14/17 (g)		14,690	10,503
United Mexican States:
7.5% 4/8/33		1,820	1,988
8.3% 8/15/31		1,435	1,697
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	31,235	1,466
8% 11/18/22		5,104	5,053
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		1,250	44
3.7906% 4/20/11 (Reg. S) (j)		11,205	9,216
5.375% 8/7/10 (Reg. S)		7,725	6,875
7% 3/31/38		3,200	1,840
8.5% 10/8/14		7,200	5,796
9% 5/7/23 (Reg. S)		8,245	5,648
9.25% 9/15/27		15,095	11,321
9.375% 1/13/34		4,115	2,798
10.75% 9/19/13		18,240	16,598
13.625% 8/15/18		8,710	9,058
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Vietnamese Socialist Republic:
4% 3/12/28 (f)		$ 1,644	$ 1,332
6.875% 1/15/16 (g)		3,760	3,478
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,098,122)			1,030,231
Supranational Obligations - 0.1%

European Investment Bank 4.75% 10/15/17 (Cost $3,458)	EUR	2,200	3,137
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	156,879	0
Remy International, Inc. (a)	57,470	1,149
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	244,160	732
TOTAL CONSUMER DISCRETIONARY		1,881
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)(g)	98	0
Airlines - 0.1%
Delta Air Lines, Inc. (a)	554,243	4,129
Northwest Airlines Corp. (a)	129,376	1,168
		5,297
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	742,300	9
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	6,687	158
TOTAL COMMON STOCKS (Cost $18,956)		7,345
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	9,300	$ 332
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	122	0
TOTAL PREFERRED STOCKS (Cost $233)		332
Floating Rate Loans - 2.4%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
AM General LLC:
Tranche B, term loan 5.8241% 9/30/13 (j)		$ 2,970	2,465
5.4875% 9/30/12 (j)		119	99
Ford Motor Co. term loan 5.49% 12/15/13 (j)		1,310	865
			3,429
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (j)		3,750	3,075
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 5.7069% 2/16/14 (j)		133	89
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0688% 6/14/13 (j)		36	24
term loan 6% 6/14/14 (j)		424	284
Six Flags, Inc. Tranche B, term loan 5.6% 4/30/15 (j)		642	488
			885
Media - 0.3%
Advanstar, Inc. Tranche 2LN, term loan 8.7619% 11/30/14 (j)		340	187
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications, Inc. term loan 5.7619% 5/14/14 (j)		$ 928	$ 854
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9875% 12/12/14 (j)		23,215	17,411
			18,452
Specialty Retail - 0.1%
Michaels Stores, Inc. term loan 4.8631% 10/31/13 (j)		4,572	3,360
Toys 'R' US, Inc. term loan 5.4863% 12/8/09 (j)		1,620	1,409
			4,769
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.545% 3/5/14 (j)		1,480	1,354
Tranche B 1LN, term loan 4.7091% 9/5/13 (j)		3,326	2,994
			4,348
TOTAL CONSUMER DISCRETIONARY			34,958
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.2389% 6/5/13 (j)		1,007	917
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 5.0137% 6/4/14 (j)		2,418	1,934
TOTAL CONSUMER STAPLES			2,851
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 5.2987% 1/12/14 (j)		512	466
Helix Energy Solutions Group, Inc. term loan 5.1057% 7/1/13 (j)		86	79
			545
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 5.5413% 12/28/10 (j)		478	426
Tranche D, term loan 5.5426% 12/28/13 (j)		1,548	1,378
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.76% 10/31/12 (j)		$ 570	$ 519
term loan 5.9699% 10/31/12 (j)		998	908
Venoco, Inc. Tranche 2LN, term loan 6.8125% 5/7/14 (j)		370	337
Walter Industries, Inc. term loan 5.19% 10/3/12 (j)		74	65
			3,633
TOTAL ENERGY			4,178
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 6.05% 4/8/12 (j)		3,178	2,225
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
4.71% 4/26/15 (j)(n)		154	146
7.0119% 4/26/15 (j)		611	578
			724
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.28% 7/25/14 (j)		5,333	4,720
Tranche DD, term loan 7/25/14 (n)		273	241
Health Management Associates, Inc. Tranche B, term loan 5.5119% 2/28/14 (j)		818	679
			5,640
TOTAL HEALTH CARE			6,364
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 5.5413% 2/21/13 (j)		83	72
Tranche 2LN, term loan 9.7913% 2/21/14 (j)		130	109
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.96% 9/29/13 (j)		146	133
Tranche 2LN, term loan 9.46% 3/28/14 (j)		60	53
			367
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 6.95% 4/30/14 (j)		$ 1,589	$ 1,096
Northwest Airlines, Inc. term loan 4.75% 8/21/13 (j)		3,304	2,676
United Air Lines, Inc. Tranche B, term loan 5.457% 2/1/14 (j)		4,870	2,922
			6,694
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 3.9613% 3/28/14 (j)		311	299
term loan 5.57% 3/28/14 (j)		436	418
ARAMARK Corp.:
Credit-Linked Deposit 5.79% 1/26/14 (j)		114	98
term loan 5.6369% 1/26/14 (j)		1,791	1,549
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.8125% 2/7/15 (j)		590	531
			2,895
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 5.2578% 10/17/12 (j)		58	52
Dresser, Inc.:
Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (j)		3,640	3,312
Tranche B 1LN, term loan 5.096% 5/4/14 (j)		466	429
Navistar International Corp.:
term loan 6.1914% 1/19/12 (j)		2,083	1,791
Credit-Linked Deposit 6.0463% 1/19/12 (j)		757	651
			6,235
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (j)		730	354
VWR Funding, Inc. term loan 6.2038% 6/29/14 (j)		1,300	1,092
			1,446
TOTAL INDUSTRIALS			17,637
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (j)		4,556	3,804
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B-A1, term loan 5.0406% 10/1/14 (j)		$ 1,306	$ 1,091
Tranche B-B, term loan 5.0413% 10/1/12 (j)		5,279	4,487
			9,382
IT Services - 0.1%
Affiliated Computer Services, Inc. Tranche B2, term loan 5.097% 3/20/13 (j)		3,226	2,903
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 4.2363% 12/1/13 (j)		10,429	7,926
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 6.0119% 6/11/14 (j)		3,490	3,036
Tranche 2LN, term loan 9.5119% 6/11/15 (j)		1,495	1,241
Open Solutions, Inc. term loan 5.145% 1/23/14 (j)		217	147
			4,424
TOTAL INFORMATION TECHNOLOGY			24,635
MATERIALS - 0.3%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9856% 4/2/13 (j)		186	168
term loan 4.2831% 4/2/14 (j)		1,011	912
Momentive Performance Materials, Inc. Tranche B1, term loan 6% 12/4/13 (j)		918	781
			1,861
Metals & Mining - 0.1%
Aleris International, Inc. term loan 5.25% 12/19/13 (j)		2,496	2,034
Novelis Corp. term loan 5.77% 7/6/14 (j)		3,990	3,351
			5,385
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (j)		$ 6,090	$ 5,359
White Birch Paper Co. Tranche 1LN, term loan 6.52% 5/8/14 (j)		1,229	823
			6,182
TOTAL MATERIALS			13,428
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni SpA:
term loan 10.035% 12/12/11 pay-in-kind (j)		5,476	4,707
Tranche 2, term loan 11.32% 3/21/15 (j)		3,490	3,385
Tranche B, term loan 5.885% 9/21/13 (j)		1,565	1,440
Tranche C, term loan 6.635% 9/21/14 (j)		1,565	1,440
			10,972
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 7.2619% 6/16/13 (j)		567	541
MetroPCS Wireless, Inc. Tranche B, term loan 5.4021% 11/3/13 (j)		1,294	1,125
			1,666
TOTAL TELECOMMUNICATION SERVICES			12,638
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 5.2619% 2/1/13 (j)		3,756	3,399
4.3% 2/1/13 (j)		1,845	1,670
			5,069
TOTAL FLOATING RATE LOANS (Cost $142,616)			123,983
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (j) (Cost $623)	JPY	76,309	610
Fixed-Income Funds - 3.5%
	Shares	Value (000s)
Fidelity Floating Rate Central Fund (k) (Cost $206,641)	2,144,164	$ 181,825
Preferred Securities - 0.7%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Globo Comunicacoes e Participacoes SA 9.375%		$ 10,945	10,872
Net Servicos de Comunicacao SA 9.25% (g)		6,300	6,102
			16,974
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		17,780	17,521
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	1,250	1,276
MUFG Capital Finance 3 Ltd. 2.68% (j)	JPY	150,000	1,417
			2,693
TOTAL PREFERRED SECURITIES (Cost $38,203)			37,188
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $84)		7,500	225
Money Market Funds - 13.1%
	Shares
Fidelity Cash Central Fund, 1.92% (b) (Cost $673,722)	673,722,307	673,722
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $5,455,382)		5,081,975
NET OTHER ASSETS - 1.5%		75,918
NET ASSETS - 100%		$ 5,157,893
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
327 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2009	$ 69,794	$ 148

The face value of futures purchased as a percentage of net assets - 1.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.295% with Bank of America	Feb. 2018	$ 15,000	$ 152
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.45% with Citibank	Sept. 2018	14,030	7
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	7,000	(44)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	5,000	(105)
Receive semi-annually a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	40,000	(446)
Receive semi-annually a fixed rate equal to 2.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2011	28,500	(272)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs, Inc.	April 2010	1,700	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	$ 11,900	$ (20)
Receive semi-annually a fixed rate equal to 3.33% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	18,500	(21)
Receive semi-annually a fixed rate equal to 4.00% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2013	14,250	(49)
Receive semi-annually a fixed rate equal to 4.19% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2013	11,500	83
Receive semi-annually a fixed rate equal to 4.42% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2018	2,850	(13)
Receive semi-annually a fixed rate equal to 4.66% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	August 2018	8,350	148
Receive semi-annually a fixed rate equal to 4.675% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	August 2018	7,294	136
Receive semi-annually a fixed rate equal to 4.681% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	August 2018	5,209	100
		$ 191,083	$ (332)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $363,699,000 or 7.1% of net assets.

(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $372,218.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	1/7/05 - 1/13/05	$ 2,971

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $334,000 and $300,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,532
Fidelity Floating Rate Central Fund	8,069
Total	$ 19,601
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 281,312	$ 62,203	$ 131,924	$ 181,825	7.2%
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,081,975	$ 862,883	$ 4,216,874	$ 2,218
Other Financial Instruments*	$ (184)	$ 148	$ (332)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 8,669
Total Realized Gain (Loss)	36
Total Unrealized Gain (Loss)	(6,823)
Cost of Purchases	-
Proceeds of Sales	(2,538)
Amortization/Accretion	6
Transfer in/out of Level 3	2,868
Ending Balance	$ 2,218

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,443,732,000. Net unrealized depreciation aggregated $361,757,000, of which $47,095,000 related to appreciated investment securities and $408,852,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008